UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

# John Hancock
# Real Estate Fund

**Annual Report**

10.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 1 9

Trustees and officers
page 30

For more information
page 3 6

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital, with income as a secondary goal, by normally investing at least 80% of its assets in securities of U.S. and foreign real estate companies of any size. The Fund generally focuses on real estate investment trusts (REITs).

Over the last twelve months

► Defying analysts’ predictions, real estate investment trusts continued to benefit from strong fundamentals and to outpace the broad stock market.

► The Fund’s performance was led by the apartment and office sectors. Both were helped by robust demand and tight supplies, which lifted rents.

► The retail sector was a source of underperformance, with a position in Mills Corp. faring especially poorly.

Top 10 holdings

Simon Property Group, Inc.	5.0%	Archstone-Smith Trust	4.2%

ProLogis Co.	4.8%	Equity Office Properties Trust	4.1%

Equity Residential Properties Trust	4.7%	Host Hotels & Resorts, Inc.	3.5%

Shenzhen Investment Ltd.	4.7%	Avalonbay Communities, Inc.	3.4%

Vornado Realty Trust	4.6%	Hongkong Land Holdings Ltd.	3.4%

As a percentage of net assets on October 31, 2006.

1

Managers’ report

John Hancock
Real Estate Fund

The U.S. real estate investment trust (REIT) market continued to generate very good results for the 12 months ending October 31, 2006, as the MSCI US REIT Index rose 37.77% — far surpassing the 16.34% gain of the broad stock market, as measured by the Standard & Poor’s 500 Index.

Market conditions remained very favorable for REIT securities during the past year. The U.S. economy continued to grow steadily, though less robustly as the period went on. As economic growth and inflation — helped by an unexpectedly sharp decline in oil prices — eased, the Federal Reserve Board faced less pressure to continue raising short-term interest rates and, in August 2006, left them alone for the first time in more than two years. The Fed also held rates steady at its subsequent meetings in September and October. As investors considered the potential for Fed rate cuts in 2007, REITs benefited from the subsequent decline in market interest rates.

In this setting, real estate companies continued to display strong fundamentals and generate impressive financial results. A positive technical backdrop also helped REITs. Substantial merger and acquisition (M&A) and leveraged buyout activity combined to reduce the supply of available REIT shares. This reduction, coupled with the growing amount of interest in real estate investments from U.S., foreign and institutional investors, served to boost valuations.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

Vornado Realty	▲	Benefited in part from strength in the New York City office market
Trust

Equity Residential	▲	Rewarded for its increased focus on higher-quality, higher-growth
Properties Trust		markets

Mills	▼	Accounting questions, problems with its development projects and uncertainty about the retailer’s future hurt results

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
James K. Schmidt, CFA, and Joseph Marguy

Although REITs were dominant, the past 12 months also provided a decent environment for the broad equity market. Stocks rose steadily throughout most of the period, despite suffering a major correction between May and June 2006. The downturn came amid the release of a worse-than-expected inflation report and a deteriorating Middle East political environment. Continued high oil prices also weighed on stock valuations. By July, however, oil prices began to fall sharply — a drop that roughly coincided with the market’s rebound. Both trends continued for most of the rest of the reporting period.

“Market conditions remained
very favorable for REIT securities
during the past year.”

Fund performance

For the 12 months ending October 31, 2006, John Hancock Real Estate Fund’s Class A, Class B and Class C shares had total returns of 37.22%, 36.21% and 36.21%, respectively, at net asset value. This performance outpaced the 35.53% return of the average specialty/real estate fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Apartment and office gains

The Fund continued to benefit from an overweighting in apartment REITs. With housing markets slowing around the country, many more people are choosing to rent instead of buy a home, especially in high-cost areas. We owned a number of REITs exposed to markets such as New York City, Southern California and Washington, D.C., all of which have seen extremely rapid home price appreciation in recent years. Two of our strongest-performing apartment REITs during the period were

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3

Archstone-Smith Trust and Avalonbay Communities, Inc. Both companies operate predominantly in expensive markets and have benefited from strong job growth and high occupancy rates, which in turn have led to higher levels of rental income.

Strong demand for space, coupled with limited supplies which pushed rental rates higher, also helped the office sector, another group in which we were overweighted. Specifically, our holdings in Vornado Realty Trust and SL Green Realty Corp., both of which were significantly exposed to the healthy Manhattan office market, contributed healthy gains to the portfolio.

Retail challenges

In an overwhelmingly positive climate for real estate securities, there were few significant negatives to report. However, the Fund’s initial overweighting in the retail sector was a drag on performance. Retail REITs lost ground as investors worried that rising energy prices and interest rates could weigh on consumer spending. By far, the Fund’s worst individual investment during the period was Mills Corp., which develops and operates large shopping entertainment centers. Mills shares fell on a variety of problems, from accounting concerns — the company has yet to re-release a number of its back financial statements — to troubles surrounding several large-scale development projects. We sold our position in Mills during the summer, but unfortunately not soon enough to avoid a significant loss.

INDUSTRY DISTRIBUTION[2]

Residential REITs	19%

Retail REITs	16%

Office REITs	16%

Real estate management
& development	16%

Specialized REITs	10%

Diversified REITs	8%

Industrial REITs	6%

Hotel, resorts & cruise
lines	3%

Oil & gas exploration &
production	2%

Coal & consumable fuel	1%

Marine	1%

Mortgage REITs	1%

Outlook

As of this writing, the REIT market appears set to outpace the S&P 500 for the seventh consecutive calendar year. In our last report six months ago, we wrote that we would not be surprised to see a reversal of this trend. It hasn’t happened yet, though we continue to believe that real estate market conditions could shift and become less favorable in absolute terms as well as relative to the stock market. That said, real estate fundamentals have continued to improve, and demand for REITs remains strong even as an active M&A market continues to reduce the supply of available investments. If the Fed cuts interest rates in 2007, as some analysts expect, REITs could once again perform well. If so, we nonetheless caution investors not to expect the same level of returns as this year, especially given that we, along with

Real Estate Fund

4

the experts, were surprised by the market’s strength again this year.

“The Fund continued to benefit
from an overweighting in
apartment REITs.”

We will continue to invest in the parts of the REIT market that we believe offer our shareholders the best long-term growth potential. One area we have increasingly focused on is international real estate securities, which we believe currently offer better future value potential than their U.S. counterparts. Economic growth in Asia has led to increased demand for real estate properties and greater residential development. In Europe, we are seeing the 2007 introduction of the REIT structure in the United Kingdom, with Germany also expected to follow suit. These trends are expected to attract new investors to the European real estate market. At period end, international investments made up roughly 18% of the portfolio, a weighting that we may increase over time, up to our prospectus limit of 25% in non-U.S. securities.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

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5

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	9-30-98	30.37%	21.47%	—	17.09%	30.37%	164.42%	—	258.07%

B	3-1-00	31.21	21.68	—	21.02	31.21	166.74	—	256.90

C	3-1-00	35.21	21.86	—	21.02	35.21	168.73	—	256.89

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Real Estate Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B1	3-1-00	$35,690	$35,690	$11,126	$40,132

C1	3-1-00	35,689	35,689	11,126	40,132

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

MSCI US REIT Index — Index 2 — is an unmanaged index consisting of the most actively traded real estate investment trusts.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,186.10	$8.53

Class B	1,000.00	1,181.80	12.44

Class C	1,000.00	1,181.80	12.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Real Estate Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,017.40	$7.87

Class B	1,000.00	1,013.80	11.48

Class C	1,000.00	1,013.80	11.48

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.56%, 2.26% and 2.26% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Real Estate Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.79%		$83,253,365

(Cost $47,423,866)

Coal & Consumable Fuels 1.03%		869,890

Natural Resource Partners LP	17,000	869,890

Diversified REITs 7.83%		6,601,684

Allco Commercial Real Estate Investment Trust (Singapore)	2,700,000	1,664,579

Crescent Real Estate Equities Co.	22,600	492,680

PS Business Parkes, Inc.	9,000	592,650

Vornado Realty Trust	32,300	3,851,775

Hotels, Resorts & Cruise Lines 2.65%		2,234,276

Starwood Hotels & Resorts Worldwide, Inc.	37,400	2,234,276

Industrial REITs 6.43%		5,419,485

AMB Property Corp.	24,000	1,401,840

ProLogis Co.	63,500	4,017,645

Marine 0.96%		805,525

Alexander & Baldwin, Inc.	17,500	805,525

Mortgage REITs 0.78%		656,828

CapitalSource, Inc.	23,678	656,828

Office REITs 16.06%		13,538,335

Alexandria Real Estate Equities, Inc.	17,000	1,694,900

Boston Properties, Inc.	25,000	2,670,750

Douglas Emmett, Inc. (I)	77,000	1,836,450

Equity Office Properties Trust	82,078	3,488,315

Mack-Cali Realty Corp.	21,500	1,137,350

Maguire Properties, Inc.	13,000	555,880

SL Green Realty Corp. (L)	17,800	2,154,690

Oil & Gas Exploration & Production 1.63%		1,370,610

ARC Energy Trust (Canada)	20,000	491,945

Shiningbank Energy Income Fund (Canada)	50,000	878,665

Real Estate Management & Development 15.99%		13,471,636

British Land Co., Plc (United Kingdom)	35,000	997,969

Brookfield Properties Corp. (Canada) (L)	30,750	1,165,117

CB Richard Ellis Group Inc. (Class A) (I)	20,000	600,600

See notes to financial statements

Real Estate Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Real Estate Management & Development (continued)

Eurocastle Investment Ltd. (Guernsey Channel Islands) (C)	20,000	$893,445

Hongkong Land Holdings Ltd. (Bermuda)	750,000	2,820,000

IVG Immobilien AG (Germany) (C)	30,000	1,087,833

Shenzhen Investment Ltd. (Hong Kong)	10,000,000	3,933,036

Shun Tak Holdings Ltd. (Hong Kong)	400,000	528,518

Tejon Ranch Co. (I)(L)	16,000	776,000

Ticon Industrial Connection Public Co. Ltd. (Thailand)	1,300,000	669,118

Residential REITs 19.42%		16,369,060

Apartment Investment & Management Co. (Class A)	23,000	1,318,360

Archstone-Smith Trust	58,502	3,522,405

Avalonbay Communities, Inc.	22,000	2,883,320

BRE Properties, Inc. (Class A)	12,000	795,600

Equity Residential Properties Trust	72,500	3,959,225

Essex Property Trust, Inc.	9,500	1,266,160

Home Properties, Inc.	12,000	758,040

Post Properties, Inc.	11,000	538,780

United Dominion Realty Trust, Inc.	41,000	1,327,170

Retail REITs 16.18%		13,633,016

CBL & Associates Properties, Inc.	19,400	848,362

Developers Diversified Realty Corp.	20,000	1,218,000

General Growth Properties, Inc.	50,130	2,601,747

Kimco Realty Corp.	59,000	2,621,370

Macerich Co. (The)	16,000	1,285,600

Simon Property Group, Inc.	43,470	4,220,937

Weingarten Realty Investors	18,000	837,000

Specialized REITs 9.83%		8,283,020

DiamondRock Hospitality Co.	30,000	506,100

Highland Hospitality Corp.	30,000	414,600

Host Hotels & Resorts, Inc.	127,510	2,940,381

LaSalle Hotel Properties	15,000	633,750

Public Storage, Inc.	27,348	2,453,389

Strategic Hotels & Resorts, Inc.	40,000	850,800

Winston Hotels, Inc.	40,000	484,000

See notes to financial statements

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11

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.77%			$4,020,453

(Cost $4,020,453)

Joint Repurchase Agreement 0.38%			323,000

Investment in a joint repurchase
agreement transaction with
Morgan Stanley — Dated 10-31-06
due 11-01-06 (secured by U.S.
Treasury Inflation Indexed Bond
3.375% due 4-15-32).
Maturity value $323,047	5.270%	$323	323,000

		Shares

Cash Equivalents 4.39%			3,697,453

AIM Cash Investment Trust (T)		3,697	3,697,453

Total investments (cost $51,444,319) 103.56%			$87,273,818

Other assets and liabilities, net (3.56%)			($3,003,288)

Total net assets 100.00%			$84,270,530

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Real Estate Fund

12

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $51,444,319) including
$3,632,664 of securities loaned	$87,273,818
Foreign cash, at value (cost $38,565)	38,559
Cash	20
Receivable for investments sold	709,304
Receivable for shares sold	368,981
Dividends and interest receivable	36,831
Other assets	3,907

Total assets	88,431,420

Liabilities

Payable for investments purchased	188,752
Payable for shares repurchased	137,850
Payable upon return of securities loaned	3,697,453
Net depreciation on forward foreign currency exchange contracts	13
Payable to affiliates
Management fees	56,253
Distribution and service fees	7,171
Other	20,321
Other payables and accrued expenses	53,077

Total liabilities	4,160,890

Net assets

Capital paid-in	40,528, 565
Accumulated net realized gain on investments and foreign currency transactions	8,635,504
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	35,829,461
Distributions in excess of accumulated net investment income	(723,000)

Net assets	$84,270,530

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($45,103,884 ÷ 1,856,428 shares)	$24.30
Class B ($24,469,097 ÷ 1,008,772 shares)	$24.26
Class C ($14,697,549 ÷ 605,763 shares)	$24.26

Maximum offering price per share

Class A1 ($24.30 ÷ 95%)	$25.58

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $17,034)	$2,201,374
Interest	32,481
Securities lending	19,071

Total investment income	2,252,926

Expenses

Investment management fees (Note 2)	591,743
Distribution and service fees (Note 2)	475,308
Transfer agent fees (Note 2)	216,049
Accounting and legal services fees (Note 2)	13,409
Compliance fees	2,080
Blue sky fees	35,129
Printing	33,493
Custodian fees	25,836
Professional fees	18,428
Federal excise tax	7,128
Trustees’ fees	3,866
Securities lending fees	753
Interest	425
Miscellaneous	6,877

Total expenses	1,430,524
Less expense reductions (Note 2)	(27,567)

Net expenses	1,402,957

Net investment income	849,969

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	8,945,145
Foreign currency transactions	(17,211)

Change in net unrealized appreciation (depreciation) of
Investments	13,543,819
Translation of assets and liabilities in foreign currencies	(38)

Net realized and unrealized gain	22,471,715

Increase in net assets from operations	$23,321,684

See notes to financial statements

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14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-05[1]	10-31-06

Increase (decrease) in net assets

From operations
Net investment income	$939,951[2]	$849,969
Net realized gain	2,660,276[2]	8,927,934
Change in net unrealized appreciation (depreciation)	6,347,187[2]	13,543,781

Increase in net assets resulting from operations	9,947,414	23,321,684

Distributions to shareholders
From net investment income
Class A	(761,013)	(501,715)
Class B	(395,718)	(157,630)
Class C	(224,071)	(88,882)
From net realized gain
Class A	(707,324)	(958,818)
Class B	(580,112)	(629,699)
Class C	(327,482)	(350,105)
	(2,995,720)	(2,686,849)

From Fund share transactions	(2,295,163)	(6,601,752)

Net assets

Beginning of period	65,580,916	70,237,447

End of period[3]	$70,237,447	$84,270,530

1 Audited by previous auditor.

2 As restated. See Note 6.

3 Includes distributions in excess of net investment income of $1,154,097 and $723,000, respectively.

See notes to financial statements

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15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.71	$10.52	$13.49	$16.65	$18.46
Net investment income[2]	0.28[3]	0.35[3]	0.30[3]	0.30[3]	0.31
Net realized and unrealized
gain on investments	0.15[3]	3.03[3]	3.25[3]	2.32[3]	6.34
Total from investment operations	0.43	3.38	3.55	2.62	6.65
Less distributions
From net investment income	(0.36)	(0.41)	(0.33)	(0.41)	(0.28)
From net realized gain	(0.26)	—	(0.06)	(0.40)	(0.53)
	(0.62)	(0.41)	(0.39)	(0.81)	(0.81)
Net asset value, end of period	$10.52	$13.49	$16.65	$18.46	$24.30
Total return[4,5] (%)	3.74	32.91	26.78	15.99	37.22

Ratios and supplemental data

Net assets, end of period
(in millions)	$15	$18	$28	$34	$45
Ratio of expenses to average
net assets (%)	1.65	1.65	1.65	1.60	1.55
Ratio of gross expenses to average
net assets[6] (%)	1.92	1.82	1.70	1.65	1.59
Ratio of net investment income
to average net assets (%)	2.43[3]	3.10[3]	2.01[3]	1.70[3]	1.47
Portfolio turnover (%)	327	195	98	13	32

See notes to financial statements

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F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.70	$10.51	$13.48	$16.63	$18.44
Net investment income[2]	0.20[3]	0.27[3]	0.20[3]	0.18[3]	0.17
Net realized and unrealized
gain on investments	0.15[3]	3.03[3]	3.24[3]	2.32[3]	6.31
Total from investment operations	0.35	3.30	3.44	2.50	6.48
Less distributions
From net investment income	(0.28)	(0.33)	(0.23)	(0.29)	(0.13)
From net realized gain	(0.26)	—	(0.06)	(0.40)	(0.53)
	(0.54)	(0.33)	(0.29)	(0.69)	(0.66)
Net asset value, end of period	$10.51	$13.48	$16.63	$18.44	$24.26
Total return[4,5] (%)	3.03	32.04	25.87	15.22	36.21

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$21	$24	$23	$24
Ratio of expenses to average
net assets (%)	2.35	2.35	2.35	2.30	2.25
Ratio of gross expenses to average
net assets[6] (%)	2.62	2.52	2.40	2.35	2.29
Ratio of net investment income
to average net assets (%)	1.73[3]	2.40[3]	1.33[3]	1.00[3]	0.82
Portfolio turnover (%)	327	195	98	13	32

See notes to financial statements

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17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.70	$10.51	$13.48	$16.63	$18.44
Net investment income[2]	0.20[3]	0.27[3]	0.19[3]	0.18[3]	0.16
Net realized and unrealized
gain on investments	0.15[3]	3.03[3]	3.25[3]	2.32[3]	6.32
Total from investment operations	0.35	3.30	3.44	2.50	6.48
Less distributions
From net investment income	(0.28)	(0.33)	(0.23)	(0.29)	(0.13)
From net realized gain	(0.26)	—	(0.06)	(0.40)	(0.53)
	(0.54)	(0.33)	(0.29)	(0.69)	(0.66)
Net asset value, end of period	$10.51	$13.48	$16.63	$18.44	$24.26
Total return[4,5] (%)	3.03	32.04	25.87	15.22	36.21

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$11	$14	$13	$15
Ratio of expenses to average
net assets (%)	2.35	2.35	2.35	2.30	2.25
Ratio of gross expenses to average
net assets[6] (%)	2.62	2.52	2.40	2.35	2.29
Ratio of net investment income
to average net assets (%)	1.73[3]	2.38[3]	1.32[3]	1.01[3]	0.79
Portfolio turnover (%)	327	195	98	13	32

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 As restated. See Note 6.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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Notes to financial statements

Note 1
Accounting policies

John Hancock Real Estate Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign

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19

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2006, the Fund loaned securities having a market value of $3,632,664 collateralized by cash in the amount of $3,697,453. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation of the Fund, and has not at this time quantified the impact, if any, resulting from adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the “FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair

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20

value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,719,669 and long-term capital gain $276,051. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $1,311,883 and long-term capital gain $1,374,966. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, the components of distributable earnings on a tax basis included $102,530 of undistributed ordinary income and $8,623,831 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.75% of the Fund’s daily average net asset value in excess of $1,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses excluding the distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, until February 28, 2006. There was no expense reduction related to the total expense limitation for the year ended October 31, 2006. Effective March 1, 2006, the Adviser eliminated the Fund’s expense limitation.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The

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21

Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the year ended October 31, 2006 were as follows:

Distribution and
Share Class	service fees

Class A	$113,302
Class B	229,053
Class C	132,953
Total	$475,308

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $92,809 with regard to sales of Class A shares. Of this amount, $14,157 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $66,340 was paid as sales commissions to unrelated broker-dealers and $12,312 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $48,890 for Class B shares and $1,062 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $27,567 for the year ended October 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $13,409. The Fund also paid the Adviser the amount of $841 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and

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22

the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05[1]		Year ended 10-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	834,287	$14,689,181	557,016	$11,776,782
Distributions reinvested	76,223	1,356,973	71,210	1,354,213
Repurchased	(744,024)	(13,052,803)	(618,703)	(12,774,597)
Net increase	166,486	$2,993,351	9,523	$356,398

Class B shares

Sold	360,341	$6,339,336	155,902	$3,278,239
Distributions reinvested	49,965	887,657	38,410	718,209
Repurchased	(583,500)	(10,247,370)	(444,479)	(9,026,130)
Net decrease	(173,194)	($3,020,377)	(250,167)	($5,029,682)

Class C shares

Sold	85,439	$1,491,887	68,848	$1,475,346
Distributions reinvested	27,948	496,500	21,442	400,964
Repurchased	(241,355)	(4,256,524)	(185,535)	(3,804,778)
Net decrease	(127,968)	($2,268,137)	(95,245)	($1,928,468)

Net decrease	(134,676)	($2,295,163)	(335,889)	($6,601,752)

1 Audited by previous auditor.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $23,503,401 and $31,791,314, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $52,116,632. Gross unrealized appreciation and depreciation of investments aggregated $36,121,023 and $963,837, respectively, resulting in net unrealized appreciation of $35,157,186. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5
Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $322,239, a decrease in accumulated net investment loss of $329,355 and a decrease in capital paid-in of $7,116. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for federal excise tax and certain foreign currency adjustments. The calculation of net

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23

investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Note 6
Restatement

In preparing the 2006 financial statements of the Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in prior years by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to correct for the classification of amounts reported for net investment income, net realized gain and net change in unrealized appreciation (depreciation) on investments in the Statement of Changes in Net Assets for the year ended October 31, 2005, and for the net investment income per share, net realized and unrealized gain on investments per share and the ratio of net investment income to average net assets for the years ended prior to October 31, 2006 in the Financial Highlights.

The amounts before and after the restatement for the Fund are shown in the tables below:

Statement of Changes in Net Assets	As originally
Year ended October 31, 2005	reported	Restated

Net investment income	$2,136,550	$939,951
Net realized gain	1,823,397	2,660,276
Net change in unrealized appreciation (depreciation)	5,987,467	6,347,187

Increase in net assets resulting from operations	9,947,414	9,947,414
Undistributed (distributions in excess of) net investment income	42,502	(1,154,097)

		Class A As		Class B As		Class C As
	Year	originally	Class A	originally	Class B	originally	Class C
Financial Highlights	ended	reported	Restated	reported	Restated	reported	Restated

Net investment income
per share	2005	$0.60	$0.30	$0.48	$0.18	$0.48	$0.18
	2004	0.49	0.30	0.39	0.20	0.38	0.19
	2003	0.51	0.35	0.43	0.27	0.42	0.27
	2002	0.40	0.28	0.32	0.20	0.32	0.20
Net realized and unrealized
gain per share	2005	2.02	2.32	2.02	2.32	2.02	2.32
	2004	3.06	3.25	3.05	3.24	3.06	3.25
	2003	2.87	3.03	2.87	3.03	2.88	3.03
	2002	0.03	0.15	0.03	0.15	0.03	0.15
Ratio of net investment
income to average net assets	2005	3.38%	1.70%	2.68%	1.00%	2.69%	1.01%
	2004	3.30	2.01	2.62	1.33	2.61	1.32
	2003	4.46	3.10	3.76	2.40	3.74	2.38
	2002	3.52	2.43	2.82	1.73	2.82	1.73

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of
John Hancock Real Estate Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Real Estate (the “Fund”) as of October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2005 and the financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report dated December 9, 2005 (January 9, 2007 as to the effects of the restatement discussed in Note 6) expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 10, 2007

25

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The Fund has designated distributions of $1,374,966 as a long-term capital gain.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2006, 56.39% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

26

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock
Real Estate Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Real Estate Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

27

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the review periods ended December 31, 2005, was lower than the performance of the Peer Group and Category medians, and its benchmark index — the Wilshire REIT Index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and sub-advisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from

28

the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	1998	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	1998	158

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	1998	158

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1998	158

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1998	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

32

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Real Estate Fund.

0500A 10/06
12/06

John Hancock
MUTUAL FUNDS

# John Hancock
# Multi Cap Growth Fund

**Annual Report**
10.31.06

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Notes to financial
statements
page 2 0

Trustees and Officers
page 3 0

For more information
page 3 6

CEO corner

To Our Shareholders,
The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

Over the last twelve months

► Stocks rallied, bolstered by strong economic, revenue and earnings growth, a more favorable interest rate environment and declining oil prices.

► Small-cap stocks led the market’s gains, followed closely by mid- and large-cap names.

► Stock selection in the technology and consumer discretionary sectors were the biggest drivers of Fund performance.

Top 10 holdings
AES Corp. (The)	3.7%	Macrovision Corp.	2.5%

Amgen, Inc.	3.1%	Ambassadors Group, Inc.	2.4%

Mentor Graphics Corp.	3.0%	Microsoft Corp.	2.4%

Procter & Gamble Co. (The)	2.9%	Johnson & Johnson	2.2%

InterDigital Communications Corp.	2.6%	Abbott Laboratories	2.2%

As a percentage of net assets on October 31, 2006.

1

Manager’s report

John Hancock

Multi Cap Growth Fund

Stocks finished the year ended October 31, 2006 on a very positive note, with the Standard & Poor’s 500 Index, a broad measure of the market’s performance, returning 16.34% . The market got off to a strong start in the first half of the period, despite rising interest rates and high energy prices. Economic strength and positive revenue and earnings growth buoyed investor confidence, driving stock prices steadily higher. In May and June, however, stocks retreated as liquidity and inflation concerns surfaced. Small-cap stocks, which had led the market’s climb, suffered the most in the downturn. Stocks recovered and rallied again over the summer, buoyed first by the Federal Reserve’s decision to stop raising interest rates and later by a decline in oil prices. Third quarter gross domestic product numbers came in weaker than expected, suggesting a possible slowdown in economic growth and easing concerns that there were further interest-rate hikes in store. The improved environment sparked a strong rally in October that brought the Dow Jones Industrial Average to new highs. Small-cap stocks closed the year in the lead, followed closely by mid-cap and then large-cap issues. Value stocks, whose prices look cheap relative to their earnings, came out ahead of more expensive growth stocks.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Mentor Graphics	▲	Robust demand; new product cycle
InterDigital	▲	Strong royalty and license growth
Communications
Chico’s FAS	▼	Temporary merchandising misstep

2

Portfolio Manager, MFC Global Investment Management (U.S.), LLC
Thomas P. Norton, CFA

Performance and strategy review

John Hancock Multi Cap Growth Fund’s Class A, Class B and Class C shares posted total returns of 18.93%, 18.11% and 17.99%, respectively, at net asset value for the 12-month period ended October 31, 2006. These returns outpaced the 14.06% return of the Fund’s benchmark, a blended index that is 50% Russell 1000 Growth Index and 50% Russell 2000 Growth Index. The Fund also beat the average return for the Morningstar, Inc. peer group of mid-cap growth funds, which was 11.88% over the same period.1 Strong stock picking, particularly in the small- and mid-cap sectors, drove the Fund’s performance. Keep in mind that your net asset value return will be different from the Fund’s if you were not invested in the Fund for the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

“Stocks finished the year ended

October 31, 2006 on a very

positive note…”

We relied on bottom-up stock picking to build the portfolio, while keeping the Fund diversified across market caps and industries. Our focus remained on stocks with above-average earnings and revenue growth potential, sustainable competitive advantages and improving returns on invested capital.

Standouts in technology

Technology stocks were by far the biggest contributors to the past year’s performance. We found some terrific investment opportunities in the sector, which represented about one-third of the Fund’s assets. Among the winners were Mentor Graphics Corp. and InterDigital Communications Corp. Mentor Graphics makes software used in the design of semiconductor chips. It benefited from robust design activity among semiconductor manufacturers, as well as a new product cycle. InterDigital develops

Multi Cap Growth Fund

3

solutions for wireless technology, including components used in base stations and cell phones. It then licenses these products to other companies to manufacture. Strong royalty and license growth led to huge returns for the period. Other top gainers included Digital River, Inc. and Macrovision Corp. Digital River provides e-commerce solutions, including Web site development, order management, tax management and fulfillment. Strong demand for the company’s services, a good product line and expanded offerings, helped drive the stock higher. Macrovision makes copyright protection software for music CDs and movie DVDs. The stock benefited from new management’s efforts to develop the product line, contain costs and gain new business. Expectations that the company would win a leadership position in the new area of electronic copyrighting also helped fuel gains.

Added strength from consumer discretionary and financials

Stocks in the consumer discretionary, financials, utilities and energy sectors also generated strong returns. In the consumer discretionary sector, Nutri/System, Inc., a company that runs weight-loss programs, and Select Comfort Corp., which makes the sleep number mattresses, did especially well. Nutri/System benefited from attracting new customers after upgrading its food offerings. Select Comfort rallied amid improved industry pricing. In addition, investors began recognizing the strength of its distribution, product line and management team. In financials, where we had a relatively small investment, E*TRADE Financial Corp., an online trading firm, rallied nicely, as a strong management team and expanding customer base helped it beat investors’ expectations. Elsewhere, AES Corp., an independent power producer, generated strong gains. It benefited from improved industry pricing and increased production.

SECTOR DISTRIBUTION[2]
Information technology	35%
Health care	19%
Consumer discretionary	14%
Consumer staples	8%
Financials	6%
Industrials	5%
Energy	5%
Utilities	4%

Disappointments from select names

The Fund lost a bit of ground from having lower stakes than its blended benchmark in the industrials and materials sectors, both of which did quite well for the year. We avoided these economically-sensitive sectors because we did not find opportunities that met our stock selection criteria. Specific stocks in the portfolio also modestly hampered returns, including Vitesse Semiconductor and Chico’s FAS, Inc. We sold Vitesse, a small semiconductor manufacturer that was struggling with

Multi Cap Growth Fund

4

the quality of its chips and an ongoing investigation into the company’s options practices. We also exited from Palm, Inc., which makes the Treo mobile device, as increased competition pressured the stock. Chico’s, a specialty retailer with a history of strong earnings growth, made some unfortunate merchandising choices that sunk the stock. We thought the company’s missteps were temporary, so we held on to the position.

“Strong stock picking, particularly

in the small- and mid-cap sectors,

drove the Fund’s performance.”

Prone to optimism

As we look ahead to the coming year, we feel more optimistic than pessimistic. Oil prices seem to be headed down, which should lower costs and boost corporate profit margins. We’ve also seen a shift toward a more favorable interest rate environment. By period end, the Fed had met three times without raising rates, a sign that the days of interest rate hikes might be over. Looking ahead, we believe inflation could fall, especially given weaker-than-expected third-quarter gross domestic product numbers. We plan to watch closely for signs of slower economic growth worldwide. While the outlook for stocks across all market caps looks solid, we believe the Fund’s flexibility to go anywhere gives it an advantage in seeking out the best opportunities in any type of market condition.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

 1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

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5

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	12-1-00	12.98%	7.75%	—	–0.26%	12.98%	45.26%	—	–1.51%

B	12-1-00	13.11	7.82	—	–0.24	13.11	45.74	—	–1.41

C	12-1-00	16.99	8.10	—	–0.09	16.99	47.61	—	–0.51

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	12-1-00	$9,958	$9,859	$10,559

C1	12-1-00	9,949	9,949	10,559

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 50% of the Russell 1000 Growth Index, an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation, and 50% of the Russell 2000 Growth Index, an unmanaged index that contains those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,026.20	$7.15

Class B	1,000.00	1,022.80	10.36

Class C	1,000.00	1,022.90	10.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,018.15	$7.12

Class B	1,000.00	1,014.96	10.32

Class C	1,000.00	1,014.60	10.68

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.03% and 2.10% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.07%		$12,563,963
(Cost $9,642,805)
Apparel Retail 3.03%		396,837

Chico’s FAS, Inc. (I)	4,400	105,292

Guess?, Inc. (I)	2,350	133,832

Jos. A. Bank Clothiers, Inc. (I)(L)	5,312	157,713
Apparel, Accessories & Luxury Goods 1.09%		142,704

Coach, Inc. (I)	3,600	142,704
Application Software 11.75%		1,536,571

Amdocs Ltd. (Channel Islands) (I)	6,000	232,560

BEA Systems, Inc. (I)	14,950	243,236

Cadence Design Systems, Inc. (I)	14,350	256,291

Epicor Software Corp. (I)	9,350	131,181

Hyperion Solutions Corp. (I)	3,975	148,665

Mentor Graphics Corp. (I)	23,300	393,071

OpenTV Corp. (Class A) (I)	44,150	131,567
Asset Management & Custody Banks 3.59%		469,290

Affiliated Managers Group, Inc. (I)(L)	2,700	270,378

Ameriprise Financial, Inc.	420	21,630

SEI Investments Co.	3,150	177,282
Auto Parts & Equipment 1.01%		132,250

BorgWarner, Inc.	2,300	132,250
Biotechnology 3.08%		402,323

Amgen, Inc. (I)	5,300	402,323
Communications Equipment 6.66%		871,275

Finisar Corp. (I)	7,750	26,970

InterDigital Communications Corp. (I)	9,550	341,508

Nokia Corp., American Depositary Receipt (ADR) (Finland)	12,882	256,094

Sonus Networks, Inc. (I)	6,700	35,041

Tekelec (I)(L)	14,350	211,662
Computer Hardware 2.02%		264,615

Apple Computer, Inc. (I)	1,100	89,188

International Business Machines Corp.	1,900	175,427

See notes to financial statements

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10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Computer Storage & Peripherals 0.89%		$116,213

Brocade Communications Systems, Inc. (I)	13,300	107,863

LaserCard Corp. (I)(L)	790	8,350
Construction & Farm Machinery & Heavy Trucks 0.77%		100,453

Astec Industries, Inc. (I)	3,150	100,453
Consumer Electronics 0.99%		129,046

Sony Corp., ADR (Japan)	3,149	129,046
Consumer Finance 0.93%		121,401

American Express Co.	2,100	121,401
Diversified Commercial & Professional Services 0.89%		116,008

CoStar Group, Inc. (I)	2,450	116,008
Electrical Components & Equipment 2.18%		285,673

American Power Conversion Corp.	9,450	285,673
Electronic Equipment Manufacturers 1.72%		224,550

LoJack Corp. (I)	11,250	224,550
Health Care Equipment 5.89%		770,828

Advanced Medical Optics, Inc. (I)	3,713	151,676

ArthroCare Corp. (I)(L)	4,050	163,661

Becton, Dickinson & Co.	3,650	255,610

Greatbatch, Inc. (I)	1,950	43,856

Kyphon, Inc. (I)	3,950	156,025
Health Care Supplies 1.97%		257,244

Alcon, Inc. (Switzerland) (L)	2,425	257,244
Homefurnishing Retail 2.13%		279,009

Select Comfort Corp. (I)(L)	13,050	279,009
Hotels, Resorts & Cruise Lines 2.37%		309,507

Ambassadors Group, Inc.	11,300	309,507
Household Products 2.93%		383,509

Procter & Gamble Co. (The)	6,050	383,509
Hypermarkets & Super Centers 1.83%		239,008

Wal-Mart Stores, Inc.	4,850	239,008
Independent Power Producers & Energy Traders 3.66%		478,283

AES Corp. (The) (I)	21,750	478,283
Industrial Machinery 1.18%		154,306

Danaher Corp.	2,150	154,306
Integrated Telecommunication Services 0.13%		16,363

NeuStar, Inc. (Class A) (I)	560	16,363
Internet Retail 1.34%		175,171

Nutri/System, Inc. (I)	2,840	175,171

See notes to financial statements

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11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Internet Software & Services 4.04%		$528,769

Digital River, Inc. (I)	4,200	242,970

SkillSoft Plc, ADR (Ireland) (I)	45,150	285,799
Investment Banking & Brokerage 1.35%		176,928

E*TRADE Financial Corp. (I)	7,600	176,928
Oil & Gas Drilling 1.34%		175,560

Atwood Oceanics, Inc. (I)	3,800	175,560
Oil & Gas Equipment & Services 2.27%		296,471

Grant Prideco, Inc. (I)	1,650	62,321

W-H Energy Services, Inc. (I)	5,000	234,150
Oil & Gas Exploration & Production 1.40%		182,499

Denbury Resources, Inc. (I)	6,350	182,499
Pharmaceuticals 8.23%		1,076,540

Abbott Laboratories	6,050	287,435

Johnson & Johnson	4,350	293,190

Lilly (Eli) & Co.	5,000	280,050

Pfizer, Inc.	8,100	215,865
Publishing 0.92%		120,750

Meredith Corp.	2,300	120,750
Semiconductor Equipment 2.33%		305,281

Applied Materials, Inc.	7,450	129,556

MEMC Electronic Materials, Inc. (I)	4,950	175,725
Semiconductors 0.95%		123,911

Advanced Analogic Technologies, Inc. (I)(L)	12,150	75,573

CSR Plc (United Kingdom) (I)	3,348	48,338
Soft Drinks 3.40%		444,242

Hansen Natural Corp. (I)(L)	5,400	171,450

PepsiCo, Inc.	4,300	272,792
Specialized Consumer Services 0.97%		127,300

Sotheby’s Holdings, Inc. (Class A)	3,350	127,300
Systems Software 4.84%		633,275

Macrovision Corp. (I)	12,200	324,642

Microsoft Corp.	10,750	308,633

See notes to financial statements

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12

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 17.03%					$2,227,347
(Cost $2,227,347)
Government U.S. Agency 4.13%					540,000

Federal Home Loan Bank, Disc Note	4.98%	11-01-06	AAA	$540	540,000
Cash Equivalents 12.90%					1,687,347

AIM Cash Investment Trust (T)				1,687,347	1,687,347

Total investments (cost $11,870,152) 113.10%					$14,791,310

Other assets and liabilities, net (13.10%)					($1,713,446)

Total net assets 100.00%					$13,077,864

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Multi Cap Growth Fund

13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $11,870,152) including
$1,654,644 of securities loaned	$14,791,310
Cash	993
Receivable for shares sold	13,485
Dividends receivable	4,655
Receivable from affiliates	10,111
Other assets	452
Total assets	14,821,006

Liabilities
Payable for shares repurchased	7,699
Payable upon return of securities loaned	1,687,347
Payable to affiliates
Management fees	8,508
Distribution and service fees	1,113
Other	2,411
Other payables and accrued expenses	36,064
Total liabilities	1,743,142

Net assets
Capital paid-in	9,996,985
Accumulated net realized gain on investments and foreign currency transactions	159,932
Net unrealized appreciation of investments	2,921,158
Accumulated net investment loss	(211)
Net assets	$13,077,864

Net asset value per share
Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($7,081,579 ÷ 695,720 shares)	$10.18
Class B ($3,805,913 ÷ 386,421 shares)	$9.85
Class C ($2,190,372 ÷ 222,493 shares)	$9.84

Maximum offering price per share
Class A1 ($10.18 ÷ 95%)	$10.72

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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14

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $1,504)	$75,947
Interest	15,060
Securities lending	9,956
Total investment income	100,963

Expenses
Investment management fees (Note 2)	94,416
Distribution and service fees (Note 2)	75,438
Transfer agent fees (Note 2)	37,357
Accounting and legal services fees (Note 2)	2,232
Compliance fees	354
Blue sky fees	29,085
Printing	22,080
Custodian fees	13,470
Professional fees	6,917
Trustees’ fees	701
Interest	415
Securities lending fees	382
Miscellaneous	2,927
Total expenses	285,774
Less expense reductions (Note 2)	(71,843)
Net expenses	213,931
Net investment loss	(112,968)

Realized and unrealized gain

Net realized gain on
Investments	613,677
Foreign currency transactions	191
Change in net unrealized appreciation (depreciation) of investments	1,533,312
Net realized and unrealized gain	2,147,180
Increase in net assets from operations	$2,034,212

See notes to financial statements

Multi Cap Growth Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-05[1]	10-31-06

Increase (decrease) in net assets
From operations
Net investment loss	($75,958)	($112,968)
Net realized gain	342,986	613,868
Change in net unrealized appreciation (depreciation)	515,818	1,533,312
Increase in net assets resulting from operations	782,846	2,034,212
From Fund share transactions	278,588	(116,254)

Net assets
Beginning of period	10,098,472	11,159,906
End of period[2]	$11,159,906	$13,077,864

1 Audited by previous auditor.

2 Includes accumulated net investment loss of $211 and $211, respectively.

See notes to financial statements

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16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$6.78	$5.71	$7.33	$7.92	$8.56
Net investment loss[2]	(0.06)	(0.03)	(0.05)	(0.03)	(0.06)
Net realized and unrealized
gain (loss) on investments	(0.91)	1.65	0.64	0.67	1.68
Total from investment operations	(0.97)	1.62	0.59	0.64	1.62
Less distributions
From net investment income	(0.10)	—	—	—	—
Net asset value, end of period	$5.71	$7.33	$7.92	$8.56	$10.18
Total return[3,4] (%)	(14.24)	28.37	8.05	8.08	18.93

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$3	$5	$6	$7
Ratio of net expenses to average
net assets (%)	1.40	1.40	1.40	1.40	1.40
Ratio of gross expenses to average
net assets[5] (%)	4.05	3.29	2.51	2.40	1.97
Ratio of net investment loss
to average net assets (%)	(0.96)	(0.55)	(0.71)	(0.40)	(0.60)
Portfolio turnover (%)	103	66	64	56	24

See notes to financial statements

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17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$6.74	$5.68	$7.24	$7.77	$8.34
Net investment loss[2]	(0.11)	(0.08)	(0.10)	(0.09)	(0.12)
Net realized and unrealized
gain (loss) on investments	(0.89)	1.64	0.63	0.66	1.63
Total from investment operations	(1.00)	1.56	0.53	0.57	1.51
Less distributions
From net investment income	(0.06)	—	—	—	—
Net asset value, end of period	$5.68	$7.24	$7.77	$8.34	$9.85
Total return[3,4] (%)	(14.80)	27.46	7.32	7.34	18.11

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$3	$3	$3	$4
Ratio of net expenses to average
net assets (%)	2.10	2.10	2.06	2.10	2.07
Ratio of gross expenses to average
net assets[5] (%)	4.75	3.99	3.17	3.10	2.64
Ratio of net investment loss
to average net assets (%)	(1.66)	(1.27)	(1.37)	(1.04)	(1.26)
Portfolio turnover (%)	103	66	64	56	24

See notes to financial statements

Multi Cap Growth Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$6.74	$5.68	$7.24	$7.77	$8.34
Net investment loss[2]	(0.11)	(0.08)	(0.11)	(0.08)	(0.12)
Net realized and unrealized
gain (loss) on investments	(0.89)	1.64	0.64	0.65	1.62
Total from investment operations	(1.00)	1.56	0.53	0.57	1.50
Less distributions
From net investment income	(0.06)	—	—	—	—
Net asset value, end of period	$5.68	$7.24	$7.77	$8.34	$9.84
Total return[3,4] (%)	(14.79)	27.46	7.32	7.34	17.99

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$2	$1	$2
Ratio of net expenses to average
net assets (%)	2.09	2.10	2.10	2.10	2.10
Ratio of gross expenses to average
net assets[5] (%)	4.74	3.99	3.21	3.10	2.67
Ratio of net investment loss
to average net assets (%)	(1.65)	(1.26)	(1.39)	(0.99)	(1.30)
Portfolio turnover (%)	103	66	64	56	24

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Multi Cap Growth Fund

19

Notes to financial statements

Note 1
Accounting policies

John Hancock Multi Cap Growth Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between

Multi Cap Growth Fund

20

the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2006, the Fund loaned securities having a market value of $1,654,644 collateralized by cash in the amount of $1,687,347. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Capital loss carryforward utilized for the year ended October 31, 2006, amounted to $447,058.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

Multi Cap Growth Fund

21

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, the components of distributable earnings on a tax basis included $166,619 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $750,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.10% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $69,955 for the year ended October 31, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00%

Multi Cap Growth Fund

22

of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described
above for the year ended October 31, 2006
were as follows:

Distribution and
Share Class	service fees

Class A	$21,088
Class B	36,554
Class C	17,796
Total	$75,438

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $14,218 with regard to sales of Class A shares. Of this amount, $2,183 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,047 was paid as sales commissions to unrelated broker-dealers and $988 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $5,248 for Class B shares and $906 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $1,888 for the year ended October 31, 2006. Signature Services terminated this agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $2,232. The Fund also paid the Adviser the amount of $566 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 196,000, 2,000 and 2,000 Class A, Class B and Class C shares of beneficial interest, respectively, of the Fund on October 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded

Multi Cap Growth Fund

23

on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05[1]		Year ended 10-31-06
	Shares	Amount	Shares	Amount

Class A shares
Sold	284,359	$2,393,850	188,019	$1,805,363
Repurchased	(141,962)	(1,201,797)	(235,609)	(2,219,233)
Net increase (decrease)	142,397	$1,192,053	(47,590)	($413,870)

Class B shares
Sold	202,319	$1,667,342	133,830	$1,229,895
Repurchased	(239,281)	(1,970,716)	(152,043)	(1,410,664)
Net decrease	(36,962)	($303,374)	(18,213)	($180,769)

Class C shares
Sold	31,084	$258,140	80,171	$740,121
Repurchased	(106,338)	(868,231)	(27,805)	(261,736)
Net increase (decrease)	(75,254)	($610,091)	52,366	$478,385

Net increase (decrease)	30,181	$278,588	(13,437)	($116,254)

1 Audited by previous auditor.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $2,961,064 and $3,608,478, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $11,876,839. Gross unrealized appreciation and depreciation of investments aggregated $3,243,029 and $328,558, respectively, resulting in net unrealized appreciation of $2,914,471. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5
Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $191, a decrease in accumulated net investment loss of $112,968 and a decrease in capital paid-in of $112,777. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Multi Cap Growth Fund

24

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and Shareholders of John Hancock Multi Cap Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multi Cap Growth Fund (the “Fund”) as of October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2005, and the financial highlights for each of the four years ended on or before October 31, 2005, were audited by another independent registered public accounting firm, whose report dated December 9, 2005, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2006

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

26

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock Multi Cap
Growth Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Multi Cap Growth Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1-2 and June 5-6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions; and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

27

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the five-year period ended under review was equal to the performance of the Peer Group median and lower than the performance of the Category median, and its benchmark index — the Russell Midcap Growth Index. The Board also noted that the Fund’s performance during the one- and three-year periods under review was lower than the Peer Group and Category medians, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding  the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of its Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was higher than the median of the Category and lower than the median of the Peer Group. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the

28

Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2000	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2000	53
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2000	158
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

30

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2000	158
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2000	158
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2000	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

32

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N    H A N C O C K    F A M I L Y    O F    F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

1000A 10/06
12/06

John Hancock MUTUAL FUNDS

John Hancock
# Focused Equity Fund

**Annual Report**
10.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 1 9

Trustees and officers
page 3 0

For more information
page 36

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of U.S. and foreign companies that are primarily medium-capitalization companies in the capitalization range of the Standard & Poor’s Mid Cap 400 Index. The Fund uses a focused investment strategy and will typically concentrate its investments in 45 to 65 U.S. and foreign companies.

Over the last twelve months

► Stocks produced healthy gains thanks to a robust economy, stabilizing interest rates and falling energy prices.

► Sector trends and disappointing stock selection contributed to the portfolio’s underperformance of its benchmark index and peer group.

► Materials and consumer discretionary stocks contributed positively to performance, while the information technology and energy sectors detracted the most from relative results.

Top 10 holdings

Shire Plc	2.6%	Lam Research Corp.	2.3%

Trident Microsystems, Inc.	2.5%	Cytyc Corp.	2.2%

Euronet Worldwide, Inc.	2.4%	Harman International

FLIR Systems, Inc.	2.4%	Industries, Inc.	2.2%

Varian Semiconductor		Oregon Steel Mills, Inc.	2.2%

Equipment Associates, Inc.	2.3%	Portfolio Recovery Associates, Inc.	2.2%

As a percentage of net assets on October 31, 2006.

1

Managers’ report

John Hancock Focused Equity Fund

Stocks produced strong gains in an eventful 12 months ended October 31, 2006. The one-year period began with lingering concerns about soaring energy prices, rising interest rates and the potential negative impact of the destructive 2005 hurricane season on the U.S. economy. However, these concerns gradually dissipated during the period, paving the way for a solid rally in the stock market.

The U.S. economy remained resilient, although growth began to slow in the last half of the period, and corporate profits continued to surpass expectations. Interest rates stabilized as the Federal Reserve ended a two-year period of repeated interest rate hikes in June. Energy and commodity prices reached record-high levels in early 2006, but then fell back in the summer months as economic growth moderated.

With the exception of a brief downturn in May and June, stocks rallied steadily throughout the one-year period, enjoying double-digit gains overall. Mid-cap stocks participated fully in the market’s advance; the Standard & Poor’s MidCap 400 Index returned 13.42% .

Fund performance

For the year ended October 31, 2006, John Hancock Focused Equity Fund’s Class A, Class B and Class C shares posted total returns of 9.48%, 8.61% and 8.75%, respectively, at net asset value. This performance trailed

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

Varian
Semiconductor	▲	Enjoyed a sharp increase in market share and improved profit margins
Equipment
FLIR Systems	▲	Maker of night vision systems rebounded from temporary profit shortfall
UTi Worldwide	▼	Logistics company sold off with other transportation stocks as economic growth moderated

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Alan E. Norton, CFA and Henry E. Mehlman, CFA

the 11.88% average return of Morningstar’s mid-cap growth fund category1 and the 13.42% return of the S&P MidCap 400 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund underperformed its benchmark index and Morningstar peer group average, but it’s important to view this performance in context. First, growth stocks remained out of favor as value stocks outperformed by a wide margin. In addition, growth managers who made bets on the energy and materials sectors — which are not traditional growth areas — produced outsized results. In contrast, we stayed true to our balanced, disciplined investment approach — focusing on high-quality mid-cap companies with strong earnings growth, improving profit margins, healthy balance sheets and a dominant market position.

“Mid-cap stocks participated fully in the market’s advance…”

Technology, energy holdings lagged

Information technology was the portfolio’s largest sector weighting during the one-year period and a notable overweight compared with the S&P MidCap 400. This positioning reflected our belief that capital spending in sectors like technology will drive stock performance in the near term. However, stock selection in the technology sector detracted significantly from relative results.

Avid Technology, Inc., which makes video editing software for consumers and digitization software for broadcast networks, was one of the portfolio’s biggest disappointments. Avid acquired competitor Pinnacle in 2005 but made a number of missteps integrating Pinnacle’s products into its own

Focused Equity Fund

3

lineup of consumer offerings. Avid remains the market leader, though, and we believe that better execution will be the catalyst for improved stock performance going forward.

We held an underweight position in the lagging energy sector, but poor stock selection among energy stocks more than offset the positive impact of the underweight. The weakest relative performer in the portfolio was CARBO Ceramics, Inc., which produces ceramic proppant used in the drilling process to fracture natural gas and oil wells. CARBO was well positioned to benefit from the sharp increase in drilling activity, but the company failed to meet earnings expectations as profit margins contracted and its growth rate slowed measurably. As a result, we eliminated the stock from the portfolio.

Favorable results from materials and consumer stocks

Stock selection fared considerably better in the materials and consumer discretionary sectors of the portfolio. The Fund’s materials stocks consisted almost entirely of steel products manufacturer Steel Dynamics, Inc., which was the top individual performance contributor in the portfolio. The strong economy and the construction boom of the past few years boosted demand for steel, and Steel Dynamics added capacity to meet the increase in demand. Sharp price increases and limited imports of steel from outside the U.S. also contributed to the strong run-up in Steel Dynamics’ stock price, which nearly doubled during the period.

Among consumer discretionary stocks, the best performance contributor was gaming machine maker Bally Technologies, Inc., which used to be known as Alliance Gaming. This was a case where patience paid off for us — Bally declined sharply in mid-2005 amid rising expenses for its new generation of gaming technology, but we held on to our shares. Since  then, the stock has rebounded by 90%, thanks to the successful introduction of the company’s new game platform.

SECTOR DISTRIBUTION[2]

Information technology	23%
Health care	18%
Consumer discretionary	18%
Industrials	15%
Financials	14%
Energy	6%
Materials	4%

Another top contributor in the consumer discretionary space was arts and crafts retailer Michaels Stores, Inc. One developing trend in the market over the past year was a marked increase in acquisitions of public companies by private equity firms, many of which are flush with cash from eager investors. Michaels was bought at a premium by a partnership of private equity firms.

Focused Equity Fund

4

Outlook

Our outlook for the stock market is positive; many internal dynamics appear favorable for stocks. Breadth is improving, corporate balance sheets are strong, profit margins are expanding and private equity firms have a great deal of capital to deploy toward acquisitions. In addition, we believe the stars are aligning for growth stocks to outperform after several years of lagging performance.

“…stock selection in the technology sector detracted significantly from relative results.”

During the past year, we saw a number of rapid sector shifts as different segments of the market fell quickly in and out of favor. Although this made for a challenging investment environment, it also provided opportunities for us to snap up attractive growth franchises at relatively inexpensive prices. Consequently, we believe that the portfolio is well positioned going forward, with the potential to benefit from both strong earnings growth rates and the expansion of price-earnings multiples.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

Focused Equity Fund

5

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	11-1-00	4.01%	2.52%	—	–3.41%	4.01%	13.25%	—	–18.80%

B	11-1-00	3.61	2.51	—	–3.42	3.61	13.17	—	–18.82

C	11-1-00	7.75	2.86	—	–3.25	7.75	15.17	—	–18.00

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Focused Equity Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	11-1-00	$8,200	$8,118	$16,147

C1	11-1-00	8,200	8,200	16,147

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Focused Equity Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-05	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$962.80	$7.42

Class B	1,000.00	959.10	10.87

Class C	1,000.00	957.90	10.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Focused Equity Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-05	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,017.64	$7.63

Class B	1,000.00	1,014.11	11.17

Class C	1,000.00	1,014.11	11.18

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.20% and 2.20% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Focused Equity Fund

9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.17%		$14,531,156
(Cost $12,266,948)

Air Freight & Logistics 1.69%		249,453

UTi Worldwide, Inc. (British Virgin Islands)	9,650	249,453

Asset Management & Custody Banks 3.68%		544,644

Eaton Vance Corp.	9,750	302,640

SEI Investments Co.	4,300	242,004

Casinos & Gaming 3.80%		562,845

Bally Technologies, Inc. (I)	15,900	315,615

Station Casinos, Inc.	4,100	247,230

Communications Equipment 1.96%		289,541

Comverse Technology, Inc. (I)	13,300	289,541

Computer & Electronics Retail 2.07%		306,360

GameStop Corp. (Class A) (I)(L)	6,000	306,360

Computer Hardware 4.32%		638,736

Avid Technology, Inc. (I)(L)	7,500	270,900

Trident Microsystems, Inc. (I)	17,400	367,836

Computer Storage & Peripherals 1.88%		278,980

SanDisk Corp. (I)	5,800	278,980

Construction & Engineering 3.93%		581,059

Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)	10,865	266,844

Stantec, Inc. (Canada) (I)	15,350	314,215

Construction & Farm Machinery & Heavy Trucks 1.66%		246,394

Oshkosh Truck Corp.	5,450	246,394

Consumer Electronics 2.21%		327,520

Harman International Industries, Inc.	3,200	327,520

Diversified Commercial & Professional Services 4.25%		629,565

ChoicePoint, Inc. (I)	7,500	272,925

Euronet Worldwide, Inc. (I)	12,000	356,640

Education Services 2.08%		308,412

Laureate Education, Inc. (I)	5,850	308,412

See notes to financial statements

Focused Equity Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electronic Equipment Manufacturers 2.38%		$352,937

FLIR Systems, Inc. (I)	11,050	352,937

Health Care Equipment 8.20%		1,214,313

Cytyc Corp. (I)	12,550	331,571

Kyphon, Inc. (I)	8,050	317,975

ResMed, Inc. (I)(L)	7,100	312,329

Ventana Medical Systems, Inc. (I)	6,250	252,438

Health Care Services 1.86%		274,950

Covance, Inc. (I)	4,700	274,950

Health Care Supplies 2.01%		296,794

Gen-Probe, Inc. (I)	6,200	296,794

Human Resource & Employment Services 1.90%		281,545

Monster Worldwide, Inc. (I)	6,950	281,545

IT Consulting & Other Services 3.70%		547,031

CACI International, Inc. (Class A) (I)	4,299	247,364

SRA International, Inc. (Class A) (I)	9,350	299,667

Oil & Gas Exploration & Production 5.67%		839,273

Quicksilver Resources, Inc. (I)(L)	7,500	257,100

Southwestern Energy Co. (I)	8,150	289,977

Whiting Petroleum Corp. (I)	6,550	292,196

Pharmaceuticals 6.45%		954,014

Medicis Pharmaceutical Corp. (Class A)	8,650	303,096

Sepracor, Inc. (I)	5,250	271,740

Shire Plc, American Depositary Receipt (ADR) (United Kingdom)	6,913	379,178

Property & Casualty Insurance 1.78%		262,993

Ambac Financial Group, Inc.	3,150	262,993

Regional Banks 5.15%		762,616

Cullen/Frost Bankers, Inc.	4,600	249,136

UCBH Holdings, Inc.	14,800	253,672

Umpqua Holdings Corp.	9,200	259,808

Restaurants 3.56%		527,207

Cheesecake Factory, Inc. (The) (I)(L)	8,075	228,119

Red Robin Gourmet Burgers, Inc. (I)(L)	6,200	299,088

Semiconductor Equipment 6.65%		984,680

Lam Research Corp. (I)	6,950	343,677

SiRF Technology Holdings, Inc. (I)(L)	10,500	295,260

Varian Semiconductor Equipment Associates, Inc. (I)	9,475	345,743

Semiconductors 1.80%		267,178

Cree, Inc. (I)(L)	12,150	267,178

Specialized Finance 2.19%		324,009

Portfolio Recovery Associates, Inc. (I)(L)	6,950	324,009

See notes to financial statements

Focused Equity Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Specialty Stores 3.88%			$574,830

O’Reilly Automotive, Inc. (I)		8,800	284,152

PetSmart, Inc.		10,100	290,678

Steel 4.03%			596,895

Oregon Steel Mills, Inc. (I)		6,000	326,400

Steel Dynamics, Inc.		4,500	270,495

Thrifts & Mortgage Finance 1.54%			227,250

IndyMac Bancorp, Inc.		5,000	227,250

Trading Companies & Distributors 1.89%			279,132

Finning International, Inc. (Canada)		7,868	279,132

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Short-term investments 18.71%			$2,769,460
(Cost $2,769,460)

Government U.S. Agency 2.11%			312,000

Federal Home Loan Bank,
Disc Note 11-01-06	AAA	$312	312,000

		Shares

Cash Equivalents 16.60%			2,457,460

AIM Cash Investment Trust (T)	2,457,460		2,457,460

Total investments (cost $15,036,408) 116.88%			$17,300,616

Other assets and liabilities, net (16.88%)			($2,498,466)

Total net assets 100.00%			$14,802,150

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

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12

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $15,036,408)
including $2,428,121 of securities loaned	$17,300,616
Cash	816
Receivable for shares sold	711
Dividends and interest receivable	350
Receivable from affiliates	39,269
Other assets	1,271
Total assets	17,343,033

Liabilities

Payable for shares repurchased	11,806
Payable upon return of securities loaned	2,457,460
Payable to affiliates
Management fees	10,994
Distribution and service fees	1,273
Other	22,564
Other payables and accrued expenses	36,786
Total liabilities	2,540,883

Net assets

Capital paid-in	25,641,612
Accumulated net realized loss on investments and foreign currency transactions	(13,102,682)
Net unrealized appreciation of investments	2,264,208
Accumulated net investment loss	(988)
Net assets	$14,802,150

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($7,865,029 ÷ 920,350 shares)	$8.55
Class B ($5,051,971 ÷ 616,137 shares)	$8.20
Class C ($1,885,150 ÷ 229,758 shares)	$8.20

Maximum offering price per share

Class A1 ($8.55 ÷ 95%)	$9.00

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $914)	$78,601
Interest	20,563
Securities lending	17,119
Total investment income	116,283

Expenses

Investment management fees (Note 2)	140,174
Distribution and service fees (Note 2)	105,491
Transfer agent fees (Note 2)	81,692
Accounting and legal services fees (Note 2)	2,878
Blue sky fees	35,675
Printing fees	23,232
Custodian fees	17,788
Professional fees	12,470
Trustees’ fees	912
Securities lending fees	650
Compliance fees	633
Interest	539
Miscellaneous	2,912
Total expenses	425,046
Less expense reductions (Note 2)	(122,197)

Net expenses	302,849

Net investment loss	(186,566)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,144,803
Foreign currency transactions	(196)
Change in net unrealized appreciation (depreciation) of investments	300,877

Net realized and unrealized gain	1,445,484

Increase in net assets from operations	$1,258,918

See notes to financial statements

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14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Year
	ended	ended
	10-31-05[1]	10-31-06

Increase (decrease) in net assets

From operations
Net investment loss	($169,349)	($186,566)
Net realized gain	2,359,235	1,144,607
Change in net unrealized appreciation (depreciation)	116,548	300,877

Increase in net assets resulting from operations	2,306,434	1,258,918

From Fund share transactions	(816,707)	(1,304,412)

Net assets
Beginning of period	13,357,917	14,847,644

End of period[2]	$14,847,644	$14,802,150

1 Audited by previous auditor.

2 Includes accumulated net investment loss of $988 and $988, respectively.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$7.17	$4.66	$6.34	$6.53	$7.81
Net investment loss[2]	(0.06)	(0.05)	(0.05)	(0.06)	(0.07)
Net realized and unrealized
gain (loss) on investments	(2.45)	1.73	0.24	1.34	0.81

Total from investment operations	(2.51)	1.68	0.19	1.28	0.74

Net asset value, end of period	$4.66	$6.34	$6.53	$7.81	$8.55
Total return[3,4] (%)	(35.01)	36.05	3.00	19.60	9.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$6	$6	$7	$8
Ratio of net expenses to average
net assets (%)	1.50	1.50	1.50	1.50	1.50
Ratio of gross expenses to average
net assets[5] (%)	2.13	2.68	2.39	2.47	2.24
Ratio of net investment loss
to average net assets (%)	(0.89)	(0.97)	(0.80)	(0.87)	(0.80)
Portfolio turnover (%)	144	46	50	62	69

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$7.12	$4.59	$6.21	$6.35	$7.55
Net investment loss[2]	(0.10)	(0.08)	(0.09)	(0.11)	(0.12)
Net realized and unrealized
gain (loss) on investments	(2.43)	1.70	0.23	1.31	0.77
Total from investment operations	(2.53)	1.62	0.14	1.20	0.65
Net asset value, end of period	$4.59	$6.21	$6.35	$7.55	$8.20
Total return[3,4] (%)	(35.53)	35.29	2.25	18.90	8.61

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$6	$5	$6	$5
Ratio of net expenses to average
net assets (%)	2.18	2.17	2.20	2.20	2.20
Ratio of gross expenses to average
net assets[5] (%)	2.81	3.35	3.09	3.17	2.94
Ratio of net investment loss
to average net assets (%)	(1.57)	(1.64)	(1.50)	(1.57)	(1.49)
Portfolio turnover (%)	144	46	50	62	69

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$7.12	$4.59	$6.21	$6.35	$7.54
Net investment loss[2]	(0.10)	(0.09)	(0.09)	(0.11)	(0.12)
Net realized and unrealized
gain (loss) on investments	(2.43)	1.71	0.23	1.30	0.78
Total from investment operations	(2.53)	1.62	0.14	1.19	0.66
Net asset value, end of period	$4.59	$6.21	$6.35	$7.54	$8.20
Total return[3,4] (%)	(35.53)	35.29	2.25	18.74	8.75

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$2	$2	$2
Ratio of net expenses to average
net assets (%)	2.20	2.20	2.20	2.20	2.20
Ratio of gross expenses to average
net assets[5] (%)	2.83	3.38	3.09	3.17	2.94
Ratio of net investment loss
to average net assets (%)	(1.59)	(1.67)	(1.49)	(1.57)	(1.49)
Portfolio turnover (%)	144	46	50	62	69

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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Notes to financial statements

Note 1
Accounting policies

John Hancock Focused Equity Fund (the “Fund”) is a non-diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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19

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the iden-tified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2006, the Fund loaned securities having a market value of $2,428,121 collateralized by securities in the amount of $2,457,460. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,045,560 of a capital loss car-ryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 — $12,900,552 and October 31, 2011 — $145,008. Capital loss carryforward utilized for the year ended October 31, 2006, amounted to $1,190,176.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the

Focused Equity Fund

20

“Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2005 and October 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $800,000,000 of the Fund’s average daily net asset value and (b) 0.80% of the Fund’s average daily net asset value in excess of $800,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.20% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2008. Accordingly, the expense reductions related to the total expense

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21

limitation amounted to $103,648 for the year ended October 31, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended October 31, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$25,466
Class B	59,671
Class C	20,354
Total	$105,491

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $9,021 with regard to sales of Class A shares. Of this amount, $1,337 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,864 was paid as sales commissions to unrelated broker-dealers and $820 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $15,773 for Class B shares and $29 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $6,298 for the year ended October 31, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

Effective July 1, 2006, the transfer agent has contractually limited transfer agent fee by implementing a transfer agent fee cap of 0.25% until at least June 30, 2007. Accordingly, the expense reductions related to transfer agent fee limitations amounted to $12,251 for the year ended October 31, 2006. Signature Services reserves the right to terminate this reimbursement limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to

Focused Equity Fund

22

$2,878. The Fund also paid the Adviser the amount of $877 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 98,000 Class A, 1,000 Class B and 1,000 Class C shares of beneficial interest of the Fund on October 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05[1]		Year ended 10-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	378,967	$2,905,706	335,335	$2,837,836
Repurchased	(392,499)	(2,890,888)	(350,804)	(2,942,119)
Net increase (decrease)	(13,532)	$14,818	(15,469)	($104,283)

Class B shares

Sold	251,205	$1,842,911	175,981	$1,429,415
Repurchased	(333,650)	(2,370,063)	(307,139)	(2,459,649)
Net decrease	(82,445)	($527,152)	(131,158)	($1,030,234)

Class C shares

Sold	68,745	$505,934	46,679	$377,408
Repurchased	(114,664)	(810,307)	(68,589)	(547,303)
Net decrease	(45,919)	($304,373)	(21,910)	($169,895)

Net decrease	(141,896)	($816,707)	(168,537)	($1,304,412)

1 Audited by previous auditor.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $10,990,519 and $12,332,262, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $15,093,530. Gross unrealized appreciation and depreciation of investments aggregated $2,709,597 and $502,511, respectively, resulting in net unrealized appreciation of $2,207,086. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Focused Equity Fund

23

Note 5
Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $196, a decrease in accumulated net investment loss of $186,566 and a decrease in capital paid-in of $186,762. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for certain foreign currency adjustments and net operating loss. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Focused Equity Fund

24

Auditors’ report Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series and Shareholders of John Hancock Focused Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Focused Equity Fund (the “Fund”) as of October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2005 and the financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report dated December 9, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP Boston, Massachusetts December 13, 2006

25

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

26

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock Focused
Equity Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Focused Equity Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1-2 and June 5-6, 20061, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods

27

ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the five-year period under review was lower than the performance of the Peer Group and Category medians, and its benchmark index — the Russell Midcap Growth Index. The Board favorably noted the Fund’s more recent performance. For the three-year period under review, the Board noted that the Fund’s performance was higher than the Peer Group and Category medians, and lower than the performance of the benchmark index. The Board also noted that during the one-year period under review, the Fund’s performance was appreciably higher than the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and sub-advisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and not appreciably higher than the Category median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of its Peer Group and Category. The Board also noted that the Fund’s Net Expense Ratio was equal to the median of the Peer Group and higher than the Category median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from

28

the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2000	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2000	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	2000	158

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

30

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2000	158

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2000	158

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2000	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

32

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N    H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291 1-800-338-8080 EASI-Line 1-800-554-6713 (TDD) www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Focused Equity Fund.

6100A 10/06
12/06

John Hancock

MUTUAL FUNDS

John Hancock

# Mid Cap Equity Fund

**Annual Report**

10.31.06

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 2 0

Trustees and officers
page 3 1

For more information
page 3 6

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of medium-capitalization companies in the range of the Standard & Poor’s MidCap 400 Index.

Over the last twelve months

► Stocks produced healthy gains thanks to a robust economy, stabilizing interest rates and falling energy prices.

► Sector trends and disappointing stock selection contributed to the portfolio’s underperformance of its benchmark index and peer group.

► Materials and consumer discretionary stocks contributed positively to performance, while the information technology and energy sectors detracted the most from relative results.

John Hancock Mid Cap Equity Fund

Fund performance for the year ended October 31, 2006.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Shire Plc	2.6%	Lam Research Corp.	2.3%

Trident Microsystems, Inc.	2.5%	Bally Technologies, Inc.	2.3%

Euronet Worldwide, Inc.	2.4%	Cytyc Corp.	2.2%

FLIR Systems, Inc.	2.4%	Harman International Industries, Inc.	2.2%

Varian Semiconductor Equipment
Associates, Inc.	2.4%	Oregon Steel Mills, Inc.	2.2%

As a percentage of net assets on October 31, 2006.

1

Managers’ report
John Hancock

Mid Cap Equity Fund

Stocks produced strong gains in an eventful 12 months ended October 31, 2006. The one-year period began with lingering concerns about soaring energy prices, rising interest rates and the potential negative impact of the destructive 2005 hurricane season on the U.S. economy. However, these concerns gradually dissipated during the period, paving the way for a solid rally in the stock market.

The U.S. economy remained resilient, although growth began to slow in the last half of the period, and corporate profits continued to surpass expectations. Interest rates stabilized as the Federal Reserve ended a two-year period of repeated interest rate hikes in June. Energy and commodity prices reached record-high levels in early 2006, but then fell back in the summer months as economic growth moderated.

With the exception of a brief downturn in May and June, stocks rallied steadily throughout the one-year period, enjoying double-digit gains overall. Mid-cap stocks participated fully in the market’s advance; the Standard & Poor’s MidCap 400 Index returned 13.42% .

Fund performance

For the year ended October 31, 2006, John Hancock Mid Cap Equity Fund’s Class A, Class B, Class C and Class I shares posted total returns

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Varian	▲	Sharp increase in market share and improved profit margins
FLIR Systems	▲	Maker of night vision systems rebounded from temporary
profit shortfall
UTi Worldwide	▼	Sold off with other transportation stocks as economic
growth moderated

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Alan E. Norton, CFA and Henry E. Mehlman, CFA

“Mid-cap stocks participated fully
in the market’s advance; the
Standard & Poor’s MidCap 400
Index returned 13.42% .”

of 10.31%, 9.67%, 9.76% and 10.82%, respectively, at net asset value. This performance trailed the 11.88% average return of Morningstar’s mid-cap growth fund category1 and the 13.42% return of the S&P MidCap 400 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund underperformed its benchmark index and Morningstar peer group average, but it’s important to view this performance in context. First, growth stocks remained out of favor as value stocks outperformed by a wide margin. In addition, growth managers who made bets on the energy and materials sectors — which are not traditional growth areas — produced outsized results. In contrast, we stayed true to our balanced, disciplined investment approach — focusing on high-quality mid-cap companies with strong earnings growth, improving profit margins, healthy balance sheets and a dominant market position.

Technology, energy holdings lagged

Information technology was the portfolio’s largest sector weighting during the one-year period and a notable overweight compared with the S&P MidCap 400 Index. This positioning reflected our belief that capital spending in sectors like technology would drive stock performance in the near term. However, stock selection in the technology sector detracted significantly from relative results.

Mid Cap Equity Fund

3

Avid Technology, Inc., which makes video editing software for consumers and digitization software for broadcast networks, was one of the portfolio’s biggest disappointments. Avid acquired competitor Pinnacle in 2005 but made a number of missteps integrating Pinnacle’s products into its own lineup of consumer offerings. Avid remains the market leader, though, and we believe that better execution will be the catalyst for improved stock performance going forward.

We held an underweight position in the lagging energy sector, but poor stock selection among energy stocks more than offset the positive impact of the underweight. The weakest relative performer in the portfolio was CARBO Ceramics, Inc. which produces ceramic proppant used in the drilling process to fracture natural gas and oil wells. CARBO was well positioned to benefit from the sharp increase in drilling activity, but the company failed to meet earnings expectations as profit margins contracted and its growth rate slowed measurably. As a result, we eliminated the stock from the portfolio.

Favorable results from materials and consumer stocks

Stock selection fared considerably better in the materials and consumer discretionary sectors of the portfolio. The Fund’s materials stocks consisted almost entirely of steel products manufacturer Steel Dynamics, Inc., which was the top individual performance contributor in the portfolio. The strong economy and the construction boom of the past few years boosted demand for steel and Steel Dynamics added capacity to meet the increase in demand. Sharp price increases and limited imports of steel from outside the U.S. also contributed to the strong run-up in Steel Dynamics’ stock price, which nearly doubled during the period.

Among consumer discretionary stocks, the best performance contributor was gaming machine maker Bally Technologies, Inc., which used to be known as Alliance Gaming. This was a case where patience paid off for us — Bally declined sharply in mid-2005 amid rising expenses for its new generation of gaming technology, but we held on to our shares. Since then, the stock has rebounded by 90% thanks to the successful introduction of the company’s new game platform.

Another top contributor in the consumer discretionary space was arts and crafts retailer Michaels Stores. One developing trend in the market over the past year was a marked increase in

SECTOR DISTRIBUTION[2]
Information technology	25%
Health care	19%
Consumer discretionary	18%
Financials	14%
Industrials	13%
Energy	6%
Materials	4%

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4

acquisitions of public companies by private equity firms, many of which are flush with cash from eager investors. Michaels was bought at a premium by a partnership of private equity firms.

“…stock selection in the
technology sector detracted
significantly from relative
results.”

Outlook

Our outlook for the stock market is positive; many internal dynamics appear favorable for stocks. Breadth is improving, corporate balance sheets are strong, profit margins are expanding and private equity firms have a great deal of capital to deploy toward acquisitions. In addition, we believe the stars are aligning for growth stocks to outperform after several years of lagging performance.

During the past year, we saw a number of rapid sector shifts as different segments of the market fell quickly in and out of favor. Although this made for a challenging investment environment, it also provided opportunities for us to snap up attractive growth franchises at relatively inexpensive prices. Consequently, we believe that the portfolio is well positioned going forward, with the potential to benefit from both strong earnings growth rates and the expansion of price-earnings multiples.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

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5

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	8-4-03	4.83%	—	—	13.02%	4.83%	—	—	48.67%

B	8-4-03	4.87	—	—	13.55	4.87	—	—	50.95

C	8-4-03	8.80	—	—	14.27	8.80	—	—	54.07

I1	8-4-03	10.82	—	—	15.23	10.82	—	—	58.30

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-4-03	$15,395	$15,095	$16,622

C1	8-4-03	15,407	15,407	16,622

I [2]	8-4-03	15,830	15,830	16,622

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$965.70	$7.27

Class B	1,000.00	962.10	10.49

Class C	1,000.00	962.10	10.57

Class I	1,000.00	968.20	4.72

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Mid Cap Equity Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,017.81	$7.46

Class B	1,000.00	1,014.51	10.77

Class C	1,000.00	1,014.43	10.85

Class I	1,000.00	1,020.41	4.85

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.12%, 2.14% and 0.95% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 10-31-06

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.87%		$3,924,808
(Cost $3,459,103)
Air Freight & Logistics 1.56%		62,040

UTi Worldwide, Inc. (British Virgin Islands)	2,400	62,040
Asset Management & Custody Banks 3.66%		145,426

Eaton Vance Corp.	2,600	80,704

SEI Investments Co.	1,150	64,722
Automotive Retail 1.91%		75,882

O’Reilly Automotive, Inc. (I)	2,350	75,882
Casinos & Gaming 3.92%		155,655

Bally Technologies, Inc. (I)	4,500	89,325

Station Casinos, Inc.	1,100	66,330
Communications Equipment 1.95%		77,283

Comverse Technology, Inc. (I)	3,550	77,283
Computer & Electronics Retail 2.06%		81,696

GameStop Corp. (Class A) (I)(L)	1,600	81,696
Computer Hardware 1.82%		72,240

Avid Technology, Inc. (I)(L)	2,000	72,240
Computer Storage & Peripherals 1.88%		74,555

SanDisk Corp. (I)	1,550	74,555
Construction & Engineering 3.91%		155,151

Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)	2,900	71,224

Stantec, Inc. (Canada) (I)	4,100	83,927
Construction & Farm Machinery & Heavy Trucks 1.65%		65,555

Oshkosh Truck Corp.	1,450	65,555
Consumer Electronics 2.22%		88,021

Harman International Industries, Inc.	860	88,021
Data Processing & Outsourced Services 2.40%		95,104

Euronet Worldwide, Inc. (I)	3,200	95,104
Diversified Commercial & Professional Services 1.83%		72,780

ChoicePoint, Inc. (I)	2,000	72,780

See notes to financial statements

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10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Education Services 2.07%		$82,243

Laureate Education, Inc. (I)	1,560	82,243
Electronic Equipment Manufacturers 2.37%		94,223

FLIR Systems, Inc. (I)	2,950	94,223
Health Care Equipment 6.53%		259,213

Cytyc Corp. (I)	3,350	88,507

Kyphon, Inc. (I)	2,150	84,925

ResMed, Inc. (I)	1,950	85,781
Health Care Supplies 2.00%		79,464

Gen-Probe, Inc. (I)	1,660	79,464
Human Resource & Employment Services 1.89%		74,943

Monster Worldwide, Inc. (I)	1,850	74,943
IT Consulting & Other Services 3.69%		146,296

CACI International, Inc. (Class A) (I)	1,150	66,171

SRA International, Inc. (Class A) (I)	2,500	80,125
Life Sciences Tools & Services 3.83%		151,885

Covance, Inc. (I)	1,250	73,125

Ventana Medical Systems, Inc. (I)	1,950	78,760
Oil & Gas Exploration & Production 5.71%		226,683

Quicksilver Resources, Inc. (I)(L)	2,000	68,560

Southwestern Energy Co. (I)	2,250	80,055

Whiting Petroleum Corp. (I)	1,750	78,068
Pharmaceuticals 6.54%		259,784

Medicis Pharmaceutical Corp. (Class A)	2,450	85,848

Sepracor, Inc. (I)	1,400	72,464

Shire Plc, American Depositary Receipt (United Kingdom)	1,850	101,472
Property & Casualty Insurance 1.92%		76,811

Ambac Financial Group, Inc.	920	76,811
Regional Banks 5.12%		203,237

Cullen/Frost Bankers, Inc.	1,225	66,346

UCBH Holdings, Inc.	3,950	67,703

Umpqua Holdings Corp.	2,450	69,188
Restaurants 3.54%		140,334

Cheesecake Factory, Inc. (The) (I)	2,150	60,738

Red Robin Gourmet Burgers, Inc. (I)(L)	1,650	79,596
Semiconductor Equipment 4.66%		184,970

Lam Research Corp. (I)	1,850	91,483

Varian Semiconductor Equipment Associates, Inc. (I)	2,562	93,487
Semiconductors 6.48%		257,300

Cree, Inc. (I)(L)	3,650	80,263

SiRF Technology Holdings, Inc. (I)(L)	2,800	78,736

See notes to financial statements

Mid Cap Equity Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Semiconductors (continued)

Trident Microsystems, Inc. (I)	4,650	$98,301
Specialized Finance 2.18%		86,480

Portfolio Recovery Associates, Inc. (I)(L)	1,855	86,480
Specialty Stores 1.96%		77,706

PetSmart, Inc.	2,700	77,706
Steel 4.01%		159,172

Oregon Steel Mills, Inc. (I)	1,600	87,040

Steel Dynamics, Inc.	1,200	72,132
Thrifts & Mortgage Finance 1.72%		68,175

IndyMac Bancorp, Inc.	1,500	68,175
Trading Companies & Distributors 1.88%		74,501

Finning International, Inc. (Canada)	2,100	74,501
Issuer	Shares	Value

Short-term investments 13.05%		$517,843
(Cost $517,843)
Cash Equivalents 13.05%		517,843

AIM Cash Investment Trust (T)	517,843	517,843

Total investments (cost $3,976,946) 111.92%		$4,442,651

Other assets and liabilities, net (11.92%)		($473,046)

Total net assets 100.00%		$3,969,605

(I) Non-income-producing security.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Mid Cap Equity Fund

12

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $3,976,946) including $512,552 of securities loaned	$4,442,651
Cash	55,185
Receivable shares sold	5,510
Dividends and interest receivable	90
Receivable from affiliates	9,497
Other assets	50
Total assets	4,512,983

Liabilities

Payable for shares repurchased	150
Payable upon return of securities loaned	517,843
Payable to affiliates
Management fees	2,726
Distribution and service fees	235
Other payables and accrued expenses	22,424
Total liabilities	543,378

Net assets

Capital paid-in	3,347,028
Accumulated net realized gain on investments and foreign currency transactions	156,899
Net unrealized appreciation of investments	465,705
Accumulated net investment loss	(27)
Net assets	$3,969,605

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,918,612 ÷ 225,556 shares)	$12.94
Class B ($603,650 ÷ 47,523 shares)	$12.70
Class C ($286,805 ÷ 22,570 shares)	$12.71
Class I ($160,538 ÷ 12,256 shares)	$13.10

Maximum offering price per share

Class A1 ($12.94 ÷ 95%)	$13.62

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Mid Cap Equity Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $184)	$15,541
Interest	5,784
Securities lending	3,028
Total investment income	24,353

Expenses

Investment management fees (Note 2)	27,359
Distribution and service fees (Note 2)	13,252
Class A, B and C transfer agent fees (Note 2)	6,003
Class I transfer agent fees (Note 2)	73
Accounting and legal services fees (Note 2)	597
Compliance fees	86
Blue sky fees	54,237
Printing fees	22,955
Custodian fees	14,397
Professional fees	6,574
Trustees’ fees	187
Interest	152
Securities lending fees	116
Miscellaneous	2,633
Total expenses	148,621
Less expense reductions (Note 2)	(98,756)
Net expenses	49,865
Net investment loss	(25,512)

Realized and unrealized gain

Net realized gain on
Investments	156,899
Foreign currency transactions	5
Change in net unrealized appreciation (depreciation) of investments	138,159
Net realized and unrealized gain	295,063
Increase in net assets from operations	$269,551

See notes to financial statements

Mid Cap Equity Fund

14

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-05[1]	10-31-06

Increase (decrease) in net assets

From operations
Net investment loss	($17,118)	($25,512)
Net realized gain	365,625	156,904
Change in net unrealized appreciation (depreciation)	110,400	138,159
Increase in net assets resulting from operations	458,907	269,551
Distributions to shareholders
From net realized gain
Class A	(90,525)	(296,269)
Class B	(5,325)	(17,427)
Class C	(5,325)	(17,427)
Class I	(5,325)	(17,427)
	(106,500)	(348,550)
From Fund share transactions	—	1,374,374

Net assets

Beginning of period	2,321,823	2,674,230
End of period[2]	$2,674,230	$3,969,605

1 Audited by previous auditor.

2 Includes accumulated net investment loss of $27 and $27, respectively.

See notes to financial statements

Mid Cap Equity Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.00	$11.35	$11.61	$13.38
Net Investment loss[3]	(0.01)	(0.06)	(0.08)	(0.08)
Net realized and unrealized
gain on investments	1.36	0.50	2.38	1.38
Total from investment operations	1.35	0.44	2.30	1.30
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.35	$11.61	$13.38	$12.94
Total return4.5 (%)	13.50[6]	3.92	20.31	10.31

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$2	$3
Ratio of expenses to average
net assets (%)	1.20[7]	1.20	1.20	1.38
Ratio of gross expenses to average
net assets[8] (%)	6.20[7]	2.42	2.97	4.25
Ratio of net investment loss
to average net assets (%)	(0.57)[7]	(0.56)	(0.65)	(0.66)
Portfolio turnover (%)	48	46	63	47

See notes to financial statements

Mid Cap Equity Fund

16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.00	$11.33	$11.54	$13.23
Net Investment loss[3]	(0.03)	(0.12)	(0.14)	(0.17)
Net realized and unrealized
gain on investments	1.36	0.51	2.36	1.38
Total from investment operations	1.33	0.39	2.22	1.21
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.33	$11.54	$13.23	$12.70
Total return[4,5] (%)	13.30[6]	3.49	19.72	9.67

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	$1
Ratio of expenses to average
net assets (%)	1.90[7]	1.65	1.65	2.05
Ratio of gross expenses to average
net assets[8] (%)	6.90[7]	2.87	3.42	4.92
Ratio of net investment loss
to average net assets (%)	(1.27)[7]	(1.01)	(1.10)	(1.35)
Portfolio turnover (%)	48	46	63	47

See notes to financial statements

Mid Cap Equity Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.00	$11.33	$11.54	$13.23
Net Investment loss[3]	(0.03)	(0.12)	(0.14)	(0.16)
Net realized and unrealized
gain on investments	1.36	0.51	2.36	1.38
Total from investment operations	1.33	0.39	2.22	1.22
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.33	$11.54	$13.23	$12.71
Total return[4,5] (%)	13.30[6]	3.49	19.72	9.76

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]
Ratio of expenses to average
net assets (%)	1.90[7]	1.65	1.65	1.98
Ratio of gross expenses to average
net assets[8] (%)	6.90[7]	2.87	3.42	4.85
Ratio of net investment loss
to average net assets (%)	(1.27)[7]	(1.01)	(1.10)	(1.28)
Portfolio turnover (%)	48	46	63	47

See notes to financial statements

Mid Cap Equity Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance

Net asset value, beginning of period	$10.00	$11.35	$11.66	$13.47
Net Investment loss[3]	(0.01)	(0.03)	(0.04)	(0.03)
Net realized and unrealized
gain on investments	1.36	0.52	2.38	1.40
Total from investment operations	1.35	0.49	2.34	1.37
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.35	$11.66	$13.47	$13.10
Total return[4,5] (%)	13.50 [6]	4.37	20.58	10.82

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]
Ratio of expenses to average
net assets (%)	0.90[7]	0.90	0.90	0.94
Ratio of gross expenses to average
net assets[8] (%)	5.90[7]	2.12	2.67	3.81
Ratio of net investment loss
to average net assets (%)	(0.27)[7]	(0.26)	(0.35)	(0.23)
Portfolio turnover (%)	48	46	63	47

1 Audited by previous auditor.

2 Class A, Class B, Class C and Class I shares began operations on 8-4-03.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to financial statements

Mid Cap Equity Fund

19

Notes to financial statements

Note 1 Accounting policies

John Hancock Mid Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund was established and commenced operations on August 4, 2003 with an initial capital contribution from John Hancock Advisers LLC of $2,348,551. During the period August 4, 2003 to January 2, 2006, the Fund was not available for sale to the public after which the Fund was initially offered to the public. At the time of the public offering John Hancock Advisers, LLC held $2,864,387 in the Fund (193,607 shares in class A, 11,407 shares in class B, 11,407 shares in Class C and 11,377 shares in Class I).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

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Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2006, the Fund loaned securities having a market value of $512,552 collateralized by securities in the amount of $517,843. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

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Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $106,500. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $10,126 and long-term capital gains $338,424. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, the components of distributable earnings on a tax basis included $157,153 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC.

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The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006 Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2008. Accordingly, the expense reductions related to this total expense limitation amounted to $97,779 for the year ended October 31, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended October 31, 2006, were as follows:

Distribution and
Share class	service fees

Class A	$8,208
Class B	3,188
Class C	1,856
Total	$13,252

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $12,816 with regard to sales of Class A shares. Of this amount, $2,166 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $10,650 was paid as sales commissions to unrelated broker-dealers. The Adviser’s indirect parent JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $2,004 for Class B shares and $1,973 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services had waived the asset-based portion of its fee for all classes until January 2, 2006, at which time this waiver was terminated. Effective January 3, 2006, Signature Services agreed to limit transfer agent fees on

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Class A, Class B and Class C shares to 0.30% of each class’s average daily net assets value at least until February 28, 2007. Accordingly, the transfer agent fee reductions amounted to $965 for Class A, Class B and Class C shares and $12 for Class I shares for the year ended October 31, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $597. The Fund also paid the Adviser the amount of $519 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 193,607 Class A, 11,407 Class B, 11,407 Class C and 11,378 Class I shares of beneficial interest of the Fund on October 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the year, along with the corresponding dollar value.

	Year ended 10-31-05[1]		Year ended 10-31-06
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	49,048	$628,972
Distributions reinvested	—	—	23,607	296,269
Repurchased	—	—	(17,099)	(211,585)
Net increase	—	—	55,556	$713,656

Class B shares
Sold	—	—	38,295	$480,744
Distributions reinvested	—	—	1,407	17,427
Repurchased	—	—	(2,179)	(26,501)
Net increase	—	—	37,523	$471,670

Class C shares
Sold	—	—	11,164	$143,194
Distributions reinvested	—	—	1,406	17,427
Net increase	—	—	12,570	$160,621

Class I shares
Sold	—	—	878	$11,000
Distributions reinvested	—	—	1,378	17,427
Net increase	—	—	2,256	$28,427

Net increase	—	—	107,905	$1,374,374

1Audited by previous auditor.

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Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006, aggregated $2,504,548 and $1,555,276, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $3,977,200. Gross unrealized appreciation and depreciation of investments aggregated $600,207 and $134,756, respectively, resulting in net unrealized appreciation of $465,451. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5

Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $6, a decrease in accumulated net investment loss of $25,512 and a decrease in capital paid-in of $25,506. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for certain foreign currency adjustments and net operating loss. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the John Hancock Series Trust and Shareholders of John Hancock Mid Cap Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Mid Cap Equity Fund (the “Fund”) as of October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2005 and the financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report dated December 9, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2006

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006

The Fund has designated distributions to shareholders of $338,424 as a capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

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Board Consideration of and Continuation of Investment Advisory Agreement and Sub-Advisory Agreement: John Hancock Mid Cap Equity Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Mid Cap Equity Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1-2 and June 5-6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

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Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board recognized the relatively short operational history of the Fund and viewed favorably that the Fund’s performance during the one-year period under review was higher than the performance of the Peer Group and Category medians, and its benchmark index, Russell Midcap Growth Index.

Investment advisory fee and sub-advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the median of its Category and lower than the median of its Peer Group. The Board also noted that the Fund’s Net Expense Ratio was lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses,

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in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2003	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2003	53
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham, Born: 1944	2003	158
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

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Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2003	158
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2003	158
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2003	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

33

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

8100A 10/06
12/06

John Hancock
MUTUAL FUNDS

# John Hancock Technology Fund

**Annual Report**
10.31.06

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Notes to financial
statements
page 2 1

Trustees and officers
page 3 2

For more information
page 3 6

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of U.S. and foreign technology companies.

Over the last twelve months

► Although they lagged the broader equity market, technology stocks posted strong gains for the period.

► The Fund underperformed its benchmarks, primarily due to its underweighting in large-cap stocks and unfavorable stock selection.

► The Fund’s best performers were a diverse group, led by Internet-related companies.

Top 10 holdings

Macrovision Corp.	4.7%	Akamai Technologies, Inc.	3.5%

Trident Microsystems, Inc.	4.5%	Apple Computer, Inc.	3.4%

Cisco Systems, Inc.	4.2%	QUALCOMM, Inc.	3.2%

Corning, Inc.	3.9%	Grant Prideco, Inc.	3.2%

Microsoft Corp.	3.5%	Quality Systems, Inc.	3.2%

As a percentage of net assets on October 31, 2006.

Manager’s report

John Hancock Technology Fund

Although they lagged the overall stock market, technology stocks posted strong returns for the 12 months ended October 31, 2006. Like the broader equity market, tech stocks rose and fell in response to changing expectations regarding the economy, interest rates and inflation. Early on, the tech group rallied strongly amid investors’ optimism about a prolonged period of steady economic growth in an environment characterized by moderate interest rate hikes and benign inflation. Adding to investors’ enthusiasm was the fact that many companies in the group posted better-than-expected earnings growth in response to continued strong consumer outlays on an array of electronic products, an increase in spending on tech goods and services by Corporate America and surging global demand. However, tech stocks suffered a painful drubbing from May through July, coming under pressure due to the market’s general concern about slowing economic growth, rising interest rates and the slowing U.S. housing market. Those macroeconomic fears translated into worries about a potential decrease in demand for technology, ballooning inventories and, ultimately, lower earnings for tech companies. Also adding to tech stocks’ malaise was the backlash from the options backdating controversy. More than 100 companies — many of them technology concerns — have been accused of retroactively setting the grant date of their executive stock options to a time when the stock was trading at a low price. That made some

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS
Broadcom	▼	Investors punish stock in response to earnings disappointment
Openwave	▼	Worries over company’s ability to attract big clients weigh on stock
Macrovision	▲	Sharp increase in demand for copyright protection software

Portfolio Manager, MFC Global Investment Management (U.S.), LLC Thomas P. Norton, CFA

investors leery of the group overall. In the final months of the period, tech stocks staged a strong rebound. Instead of slowing, both the global economy and the tech sector continued to grow, as orders and exports enjoyed significant gains. That allowed the vast majority of tech firms to report strong earnings gains that beat estimates.

“Like the broader equity market, tech stocks rose and fell in response to changing expectations regarding the economy, interest rates and inflation.”

Performance

For the 12 months ended October 31, 2006, John Hancock Technology Fund’s Class A, Class B, Class C and Class I shares posted total returns of 1.78%, 0.97%, 0.97% and 2.45%, respectively, at net asset value. During the same 12-month period, the Russell 3000 Technology Index returned 12.42%, the average Morningstar specialty/technology fund returned 10.04% 1 and the Standard & Poor’s 500 Index returned 16.34% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

Stock selection detracts from returns

Detracting most from our performance relative to the Russell index was a combination of our larger stake in small-capitalization stocks, which underperformed the bigger-cap names that are more prevalent in the index, coupled with unfavorable stock selection as a few of our larger holdings worked against us. Broadcom, maker of semiconductor chips for set-top boxes, cable modems, network communications equipment and a variety of other items, declined sharply early in the period in response

Technology Fund

to disappointing financial results. We eliminated our positions in Broadcom based on our view that the company’s problems could linger for some time. Openwave Systems, which provides software and services to wireless services companies, also proved disappointing, slumping amid doubts about the company’s ability to win large customers. We sold the stock based on our view that the company’s financials might continue to deteriorate. Shares of Red Hat, Inc., the open-source-software developer, sank due to the company’s disappointing earnings results, stemming partly from the company’s recent acquisition of rival JBoss. Investors also were troubled by Oracle’s decision to enter the open-source-software business. We took advantage of Red Hat’s stock price weakness to add to our stake in the company at attractive prices, because we believe that investors overreacted to its recent challenges and that its long-term prospects are solid.

Elsewhere, XM Satellite Radio Holdings, Inc. underperformed, posting a wider quarterly loss and cutting its subscriber estimate for the year. The company blamed a weaker overall retail environment along with problems with its popular portable units. Because of a Federal Communications Commission investigation into how those radios transmit programming to car stereos, the company had to pull many of them from store shelves. Online search giant Yahoo!, Inc. also worked against us, facing increased competition for online advertising dollars from both new and established rivals.

INDUSTRY DISTRIBUTION[2]

Communications
equipment	23%
Systems software	15%
Internet software &
services	10%
Semiconductors	8%
Wireless
telecommunication
services	6%
Computer hardware	6%
Semiconductor
equipment	6%
Computer storage &
peripherals	5%
Application software	4%
Oil & gas equipment &
services	3%
Data processing &
outsources services	2%
Integrated oil & gas	2%
Human resource &
employment services	2%
Household appliances	2%
Electronic manufacturing
services	2%
Broadcasting & cable TV .	2%
All others	2%

Positives

Helping to somewhat offset those disappointments were some of our other top holdings, such as Macrovision Corp., Cisco Systems, Inc., Oracle Corp. and Akamai Technologies, Inc., which generated strong returns for the period. Marcrovision, a maker of copyright protection software, was lifted by a climb in profits, helped by a sharp rise in sales. Cisco, which makes routers, switchers and other networking gear, benefited from strong revenue and profit growth in response to increases in global spending on its products and services. Systems software provider Oracle also did well, powered by the company’s favorable financial results and outlook for solid quarterly results over the near term. Investors bid up the shares of Akamai, which

Technology Fund

provides Internet delivery services for Web sites and corporations, as the company generated strong sales.

“Detracting most from our
  performance relative to the
  Russell index was a combination
  of our larger stake in small-
  capitalization stocks, which
  underperformed the bigger-cap
  names that are more prevalent
  in the index, coupled with
unfavorable stock selection…”

Outlook

Over the near term, we’re optimistic about the prospects for technology stocks. Over the past five years, the group has tended to do well in the fourth quarter of the year, in part due to the rising seasonality of the business. Consumer purchases of PCs and consumer electronics now makes that sector much more dependent on certain periods such as the U.S. holiday shopping season. Furthermore, corporations may deploy some of their unspent information technology budget before they lose it at year end. Finally, technology stocks have lagged those from other industries for most of 2006, which potentially makes them attractive to value-seeking investors. For 2007, our outlook is contingent on the strength of the economy and the direction of interest rates. A deeper-than-expected housing downturn could cause consumers and businesses alike to tighten their purse strings, which may bode poorly for the technology industry. If, on the other hand, the economy continues to expand at a moderate, non-inflationary pace, and consumer spending remains solid, technology stocks could perform well. Beyond that, we believe that several longer-term trends — such as the explosive use of video and cell phones — will continue to favor the group.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2006.

Technology Fund

A look at performance

For the periods ending October 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	1-13-83	–3.37%	–4.89%	–0.63%	—	–3.37%	–22.17%	–6.11%	—

B	1-3-94	–4.03	–4.96	–0.67	—	–4.03	–22.45	–6.51	—

C	3-1-99	–0.03	–4.57	—	–8.21%	–0.03	–20.87	—	–48.17%

I1	3-1-01	2.45	–2.33	—	–10.27	2.45	–11.11	—	–45.90

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Technology Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B1,3	10-31-96	$9,350	$9,350	$22,903	$18,752

C1,3	3-1-99	5,183	5,183	12,572	8,358

I [2,3]	3-1-01	5,410	5,410	12,223	8,739

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Technology Index — Index 2 — is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

3 Index 2 as of closest month-end.

Technology Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$922.30	$9.07

Class B	1,000.00	920.10	12.42

Class C	1,000.00	920.10	12.44

Class I	1,000.00	926.10	4.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Technology Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2006, with the same investment held until October 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 5-1-06	on 10-31-06	ended 10-31-06[1]

Class A	$1,000.00	$1,015.77	$9.51

Class B	1,000.00	1,012.27	13.02

Class C	1,000.00	1,012.25	13.04

Class I	1,000.00	1,020.45	4.81

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.87%, 2.57%, 2.57% and 0.94% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Technology Fund

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 10-31-06

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. The common and preferred stocks and warrants are further broken down by industry group. Short-term investments, which represent the
Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 101.16%		$220,016,154
(Cost $204,991,743)

Application Software 4.21%		9,164,860

BEA Systems, Inc. (I)(L)	376,950	6,132,977

Epicor Software Corp. (I)	216,100	3,031,883

Broadcasting & Cable TV 1.63%		3,551,053

XM Satellite Radio Holdings, Inc. (Class A) (I)(L)	304,550	3,551,053

Coal & Consumable Fuels 0.94%		2,034,420

Aventine Renewable Energy Holdings, Inc. (I)	82,700	2,034,420

Communications Equipment 23.03%		50,097,691

Cisco Systems, Inc. (I)	375,000	9,048,750

Comverse Technology, Inc. (I)	287,200	6,252,344

Corning, Inc. (I)	411,050	8,397,751

Finisar Corp. (I)	860,400	2,994,192

Motorola, Inc.	229,400	5,289,964

Nokia Corp., American Depositary Receipt (ADR) (Finland)	242,160	4,814,141

Novatel Wireless, Inc. (I)(L)	280,900	2,365,178

Primus Telecommunications Group, Inc. (I)	67,620	36,515

QUALCOMM, Inc.	193,600	7,045,104

Redback Networks, Inc. (I)(L)	243,600	3,853,752

Computer & Electronics Retail 1.55%		3,370,250

Best Buy Co., Inc.	61,000	3,370,250

Computer Hardware 5.88%		12,797,826

Apple Computer, Inc. (I)(L)	90,950	7,374,226

Hewlett-Packard Co.	140,000	5,423,600

Computer Storage & Peripherals 4.86%		10,565,876

Rackable Systems, Inc. (I)(L)	201,590	6,251,306

SanDisk Corp. (I)	89,700	4,314,570

Data Processing & Outsourced Services 2.46%		5,348,114

Euronet Worldwide, Inc. (I)(L)	179,950	5,348,114

Diversified Banks 0.11%		232,778

First Internet Bancorp (I)	14,369	232,778

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Electronic Manufacturing Services 1.78%		$3,869,095

Jabil Circuit, Inc. (I)	129,450	3,716,509

Silicon Genesis Corp. (I)(K)	143,678	152,586

Health Care Equipment 0.02%		54,098

SerOptix (I)(K)	491,800	54,098

Household Appliances 2.01%		4,369,655

iRobot Corp. (I)(L)	213,050	4,369,655

Human Resource & Employment Services 2.03%		4,411,539

Monster Worldwide, Inc. (I)	108,900	4,411,539

Integrated Oil & Gas 2.12%		4,618,350

Sasol Ltd. (ADR) (South Africa)	135,000	4,618,350

Internet Software & Services 9.93%		21,593,212

Akamai Technologies, Inc. (I)(L)	163,650	7,668,639

DivX, Inc. (I)(L)	50,430	1,151,821

Google, Inc. (Class A) (I)	13,200	6,288,348

Opsware, Inc. (I)(L)	325,500	2,958,795

Yahoo!, Inc. (I)(L)	133,850	3,525,609

IT Consulting & Other Services 0.00%		1,614

Gomez, Inc. (I)(K)	328	1,614

Oil & Gas Equipment & Services 3.21%		6,981,785

Grant Prideco, Inc. (I)	184,850	6,981,785

Semiconductor Equipment 5.75%		12,498,765

Cymer, Inc. (I)	122,850	5,691,640

MEMC Electronic Materials, Inc. (I)	191,750	6,807,125

Semiconductors 7.93%		17,237,561

CSR Plc (United Kingdom) (I)	73,605	1,062,701

QuickLogic Corp. (I)	679,300	2,037,900

Texas Instruments, Inc.	141,550	4,271,979

Trident Microsystems, Inc. (I)(L)	466,650	9,864,981

Systems Software 15.63%		33,995,792

Macrovision Corp. (I)	384,800	10,239,528

Microsoft Corp.	268,250	7,701,457

Oracle Corp. (I)	219,600	4,056,012

Quality Systems, Inc. (I)(L)	161,900	6,871,036

Red Hat, Inc. (I)(L)	313,050	5,127,759

Wireless Telecommunication Services 6.08%		13,221,820

American Tower Corp. (Class A) (I)	135,000	4,862,700

Globecomm Systems, Inc. (I)	200,000	1,830,000

RF Micro Devices, Inc. (I)(L)	894,400	6,529,120

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.14%			$306,621
(Cost $1,230,942)

Health Care Equipment 0.13%			275,000

SerOptix, Series A (G)(I)(K)	CC–	500,000	125,000

SerOptix, Series B (G)(I)(K)	CC–	500,000	150,000

IT Consulting & Other Services 0.01%			31,621

Gomez, Inc. (G)(I)(K)	CC	6,427	31,621

Issuer		Shares	Value

Warrants 0.17%			$365,000

(Cost $0)

Wireless Telecommunication Services 0.17%			365,000

Globecomm Systems, Inc. (B)(I)		100,000	365,000

Issuer		Shares	Value

Short-term investments 29.22%			$63,543,143

(Cost $63,543,143)

Cash Equivalents 29.22%			63,543,143

AIM Cash Investment Trust (T)		63,543,143	63,543,143

Total investments (cost $269,765,828) 130.69%			$284,230,918

Other assets and liabilities, net (30.69%)			($66,749,312)

Total net assets 100.00%			$217,481,606

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $365,000 or 0.17% of the Fund’s net assets as of October 31, 2006.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	October 31, 2006

Gomez, Inc.
common stock	09-10-02	$2,177,612	0.00%	$1,614
preferred stock	01-23-06	64,275	0.01	31,621

SerOptix
common stock	01-12-98	50	0.02	54,098
preferred stock, Ser A	01-12-98	500,000	0.06	125,000
preferred stock, Ser B	04-05-00	666,667	0.07	150,000

Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.07	152,586

Total			0.23%	$514,919

(L) All or a portion of this security is on loan as of October 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Technology Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 10-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $269,765,828) including $62,329,069 of securities loaned	$284,230,918
Receivable for shares sold	66,755
Dividends receivable	5,662

Other assets	73,053

Total assets	284,376,388

Liabilities

Due to custodian	2,436,747
Payable for shares repurchased	410,894
Payable upon return of securities loaned	63,543,143
Payable to affiliates
Management fees	156,168
Distribution and service fees	15,974
Other	144,781
Other payables and accrued expenses	187,075

Total liabilities	66,894,782

Net assets

Capital paid-in	1,415,103,101
Accumulated net realized loss on investments	(1,212,014,664)
Net unrealized appreciation of investments	14,465,090
Accumulated net investment loss	(71,921)

Net assets	$217,481,606

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($145,669,898 ÷ 42,403,238 shares)	$3.44
Class B ($61,313,133 ÷ 19,742,626 shares)	$3.11
Class C ($10,488,863 ÷ 3,376,009 shares)	$3.11
Class I ($9,712 ÷ 2,581 shares)	$3.76

Maximum offering price per share

Class A1 ($3.44 ÷ 95%)	$3.62

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $32,345)	$954,959
Interest	211,038
Securities lending	181,600

Total investment income	1,347,597

Expenses

Investment management fees (Note 2)	2,035,786
Distribution and service fees (Note 2)	1,407,399
Class A, B and C transfer agent fees (Note 2)	1,836,392
Class I transfer agent fee (Note 2)	4
Accounting and legal services fees (Note 2)	50,398
Printing	112,416
Custodian fees	50,421
Blue sky fees	38,024
Professional fees	38,108
Trustees’ fees	16,463
Compliance	8,709
Securities lending fees	7,161
Interest	6,716
Miscellaneous	18,890

Total expenses	5,626,887
Less expense reductions	(108,902)

Net expenses	5,517,985

Net investment loss	(4,170,388)

Realized and unrealized gain (loss)

Net realized gain on
Investments	43,298,062
Foreign currency transactions	1,916

Change in net unrealized appreciation (depreciation) of investments	(33,552,493)

Net realized and unrealized gain	9,747,485

Increase in net assets from operations	$5,577,097

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Year
	ended	ended
	10-31-05[1]	10-31-06

Increase (decrease) in net assets
From operations
Net Investment loss	($4,548,722)	($4,170,388)
Net realized gain	7,414,298	43,299,978
Change in net unrealized appreciation (depreciation)	15,330,632	(33,552,493)

Increase in net assets resulting from operations	18,196,208	5,577,097

From Fund share transactions	(102,977,959)	(87,868,421)

Net assets

Beginning of period	384,554,681	299,772,930
End of period[2]	$299,772,930	$217,481,606

1 Audited by previous auditor.

2 Includes accumulated net investment loss of $71,921 and $71,921, respectively.

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$4.20	$2.40	$3.85	$3.23	$3.38
Net investment loss[2]	(0.06)	(0.06)	(0.06)	(0.04)	(0.05)
Net realized and unrealized
gain (loss) on investments	(1.74)	1.51	(0.56)	0.19	0.11
Total from investment operations	(1.80)	1.45	(0.62)	0.15	0.06
Net asset value, end of period	$2.40	$3.85	$3.23	$3.38	$3.44
Total return[3] (%)	(42.86)	60.42[4]	(16.10)[4]	4.64[4]	1.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$175	$284	$224	$192	$146
Ratio of net expenses to average
net assets (%)	1.98	2.38	1.90	1.90	1.89
Ratio of gross expenses to average
net assets (%)	1.98	2.39[5]	1.92[5]	1.95[5]	1.93[5]
Ratio of net investment loss
to average net assets (%)	(1.63)	(2.09)	(1.68)	(1.05)	(1.37)
Portfolio turnover (%)	28	42	34	66	78

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$3.93	$2.23	$3.55	$2.96	$3.08
Net investment loss[2]	(0.08)	(0.08)	(0.08)	(0.05)	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.62)	1.40	(0.51)	0.17	0.10
Total from investment operations	(1.70)	1.32	(0.59)	0.12	0.03
Net asset value, end of period	$2.23	$3.55	$2.96	$3.08	$3.11
Total return[3] (%)	(43.26)	59.19[4]	(16.62)[4]	4.05[4]	0.97

Ratios and supplemental data

Net assets, end of period
(in millions)	$162	$226	$143	$94	$61
Ratio of net expenses to average
net assets (%)	2.66	3.09	2.59	2.60	2.59
Ratio of gross expenses to average
net assets (%)	2.66	3.10[5]	2.61[5]	2.65[5]	2.63[5]
Ratio of net investment loss
to average net assets (%)	(2.30)	(2.79)	(2.34)	(1.70)	(2.07)
Portfolio turnover (%)	28	42	34	66	78

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$3.93	$2.23	$3.55	$2.96	$3.08
Net investment loss[2]	(0.08)	(0.08)	(0.08)	(0.05)	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.62)	1.40	(0.51)	0.17	0.10
Total from investment operations	(1.70)	1.32	(0.59)	0.12	0.03
Net asset value, end of period	$2.23	$3.55	$2.96	$3.08	$3.11
Total return[3] (%)	(43.26)	59.19[4]	(16.62)[4]	4.05[4]	0.97

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$27	$18	$14	$10
Ratio of net expenses to average
net assets (%)	2.68	3.08	2.59	2.60	2.59
Ratio of gross expenses to average
net assets (%)	2.68	3.09[5]	2.61[5]	2.65[5]	2.63[5]
Ratio of net investment loss
to average net assets (%)	(2.32)	(2.79)	(2.35)	(1.74)	(2.07)
Portfolio turnover (%)	28	42	34	66	78

See notes to financial statements

Technology Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06

Per share operating performance
Net asset value, beginning of period	$4.23	$2.44	$4.10	$3.47	$3.67
Net investment loss[2]	(0.02)	(0.02)	(0.03)	(0.01)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.77)	1.68	(0.60)	0.21	0.11
Total from investment operations	(1.79)	1.66	(0.63)	0.20	0.09
Net asset value, end of period	$2.44	$4.10	$3.47	$3.67	$3.76
Total return[3] (%)	(43.32)	68.03[4]	(15.37)	5.76	2.45

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	—[6]	—[6]	—[6]	—[6]
Ratio of net expenses to average
net assets (%)	0.90	0.94	0.95	0.96	0.97
Ratio of gross expenses to average
net assets	0.90	0.95[5]	0.95	0.96	0.97
Ratio of net investment loss
to average net assets (%)	(0.54)	(0.65)	(0.74)	(0.16)	(0.45)
Portfolio turnover (%)	28	42	34	66	78

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Less than $500,000.

See notes to financial statements

Technology Fund

Notes to financial statements

Note 1 Accounting policies

John Hancock Technology Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
 are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into  U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and

Technology Fund

service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2006.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no outstanding written options on October 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2006, the Fund loaned securities having a market value of $62,329,069 collateralized by cash in the amount of $63,543,143. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Technology Fund

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,211,979,039 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $524,540,560, October 31, 2010 — $411,487,210, October 31, 2011 — $189,151,147 and October 31, 2012 — $86,800,122. Capital loss carryforward utilized for the year ended October 31, 2006, amounted to $43,279,209.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2005 and October 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2006, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2 Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser

Technology Fund

equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund’s average daily net asset value; (b) 0.75% of the next $700,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $800,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006 Sovereign
changed its name to MFC Global Investment
Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described
above for the year ended October 31, 2006
were as follows:

Distribution and
Share class	service fees

Class A	$502,951
Class B	780,438
Class C	124,010
Class I	—
Total	$1,407,399

Class A shares are assessed up-front sales charges. During the year ended October 31, 2006, JH Funds received net up-front sales charges of $104,186 with regard to sales of Class A shares. Of this amount, $11,775 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $69,798 was paid as sales commissions to unrelated broker-dealers and $22,613 paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2006, CDSCs received by JH Funds amounted to $246,308 for Class B shares and $6,341 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if

Technology Fund

the total transfer agent fee exceeds the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $108,902 for the year ended October 31, 2006. Signature Services reserves the right to terminate this reimbursement limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $50,398. The Fund also paid the Adviser the amount of $905 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 2,571 Class I shares of beneficial interest of the Fund on October 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05[1]		Year ended 10-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	10,750,568	$36,497,101	5,962,435	$20,887,360
Repurchased	(23,275,176)	(79,257,616)	(20,348,479)	(71,215,216)
Net decrease	(12,524,608)	($42,760,515)	(14,386,044)	($50,327,856)

Class B shares

Sold	2,366,849	$7,355,551	1,360,163	$4,343,106
Repurchased	(20,189,335)	(62,720,779)	(11,987,682)	(38,224,240)
Net decrease	(17,822,486)	($55,365,228)	(10,627,519)	($33,881,134)

Class C shares

Sold	604,813	$1,879,100	356,216	$1,134,407
Repurchased	(2,166,875)	(6,731,355)	(1,510,630)	(4,793,838)
Net decrease	(1,562,062)	($4,852,255)	(1,154,414)	($3,659,431)

Class I shares

Sold	11	$39	—	—
Net increase	11	$39	—	—

Net decrease	(31,909,145)	($102,977,959)	(26,167,977)	($87,868,421)

1 Audited by previous auditor.

Technology Fund

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2006 aggregated $197,495,853 and $283,484,143, respectively.

The cost of investments owned on October 31, 2006, including short-term investments, for federal income tax purposes, was $269,801,288. Gross unrealized appreciation and depreciation of investments aggregated $34,717,664 and $20,288,034, respectively, resulting in net unrealized appreciation of $14,429,630. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5
Reclassification of accounts

During the year ended October 31, 2006, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $1,916, a decrease in accumulated net investment loss of $4,170,388 and a decrease in capital paid-in of $4,168,472. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating losses and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Technology Fund

Auditors’ report Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Series Trust and Shareholders of John Hancock Technology Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Technology Fund (the “Fund”) as of October 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2005 and the financial highlights for each of the periods ended on or before October 31, 2005 were audited by another independent registered public accounting firm, whose report dated December 9, 2005 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP Boston, Massachusetts December 13, 2006

Tax information Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2006.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders will be mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Sub-Advisory
Agreement: John Hancock
Technology Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Series Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Sub-Adviser”) for the John Hancock Technology Fund (the “Fund”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1-2 and June 5-6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the performance of the Fund was appreciably lower than the performance of the Peer Group and Category medians, and its benchmark index, the NYSE Arca Tech 100 Index, for most of the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and described changes in investment personnel and processes which have been and are being implemented with the objective of improving performance. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee and sub-advisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category. The Board also noted that that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than the median of its Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund,

including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the application of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Sub-Adviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub-Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	53

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	1992	53

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc.
(management/investments) (since 1987); Director and Partner, Proctor Carlin
& Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax
Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp.
(until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc.
(until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc.
(until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	53

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	1994	158

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc.
and Sunrise Television Corp. (until 2001), Symtx, Inc. (electronic manufacturing)
(since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation
(insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts)

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	1994	158

(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and
Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory
Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank
(formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1991	158

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	53

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	53

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1991	53

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	260

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Director, Executive Vice President and Chief Financial Officer, the Adviser, The
Berkeley Group and John Hancock Funds, LLC (since 2005); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global
(U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Nicholson Graham LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY-MARKET
Money Market Fund
ASSET ALLOCATION &LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Technology Fund.

8300A 10/06 12/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $137,000 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Focused Equity Fund - $18,500, John Hancock Mid Cap Equity Fund - $9,000, John Hancock Multi Cap Growth Fund - $9,000, John Hancock Real Estate Fund - $15,000, John Hancock Small Cap Growth Fund - $42,750 and John Hancock Technology Fund - $42,750) and $79,500 for the fiscal year ended October 31, 2006 (broken out as follows: John Hancock Focused Equity Fund - $14,900, John Hancock Mid Cap Equity Fund - $10,000, John Hancock Multi Cap Growth Fund - $10,000, John Hancock Real Estate Fund - $12,500 and John Hancock Technology Fund - $32,100). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2005 and fiscal year ended October 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $14,300 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Focused Equity Fund - $2,400, John Hancock Mid Cap Equity Fund - $2,350, John Hancock Multi Cap Growth Fund - $2,350, John Hancock Real Estate Fund - $2,400, John Hancock Small Cap Growth Fund - $2,400 and John Hancock Technology Fund - $2,400) and $9,600 for the fiscal year ended October 31, 2006 (broken out as follows: John Hancock Focused Equity Fund - $1,900, John Hancock Mid Cap Equity Fund - $1,050, John Hancock Multi Cap Growth Fund - $1,050, John Hancock Real Estate Fund - $1,600 and John Hancock Technology Fund - $4,000). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2005 and fiscal year ended October 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $81,500 for the fiscal year ended October 31, 2005 and $520,432 for the fiscal year ended October 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - “John Hancock Funds – Governance Committee Charter”.

(c)(3) Contact person at the registrant.

(c)(4) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 11, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 11, 2007